Registration No. 2-90309

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

 63

   X

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   64

   X

SUMMIT MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

312 Walnut St., Suite 2500, Cincinnati, Ohio 45202

(Address of Principal Executive Offices)

(513) 632-1400

(Registrant's Telephone Number)

John F. Labmeier, Esq.

312 Walnut St., Suite 2500

Cincinnati, Ohio 45202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485

 X

on February 1, 2008 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment No. 63 under the Securities Act of 1933, and Amendment No. 64 under the Investment Company Act of 1940, to the Registration Statement on Form N-1A of Summit Mutual Funds, Inc. is filed solely to update the information in the Summit Apex Funds’ prospectus and statement of additional information and does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Summit	Prospectus
Mutual
Funds

Everest Fund
Large Cap Growth Fund
Nasdaq-100 Index Fund
Bond Fund
Short-term Government Fund
High Yield Bond Fund
Money Market Fund

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state.  Neither the SEC nor any state has determined whether this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

February 1, 2008

February 1, 2008

SUMMIT MUTUAL FUNDS, INC.

TABLE OF CONTENTS

INTRODUCTION

3

FUND PROFILES

4

EVEREST FUND PROFILE

4

LARGE CAP GROWTH FUND PROFILE

7

NASDAQ-100 INDEX FUND PROFILE

8

BOND FUND PROFILE

12

SHORT-TERM GOVERNMENT FUND PROFILE

16

HIGH YIELD BOND FUND PROFILE

18

MONEY MARKET FUND PROFILE

21

FEES AND EXPENSES OF THE FUNDS

23

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

25

FOREIGN SECURITIES

25

FOREIGN CURRENCY TRANSACTIONS

26

HIGH YIELD BONDS

26

REPURCHASE AGREEMENTS

27

REVERSE REPURCHASE AGREEMENTS

27

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

27

OPTIONS ON SECURITIES INDICES

29

COLLATERALIZED MORTGAGE OBLIGATIONS

29

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES

29

LENDING FUND SECURITIES

30

EXCHANGE-TRADED FUNDS AND ACQUIRED FUNDS

31

TEMPORARY INVESTMENTS

31

OTHER INFORMATION

31

FUND MANAGEMENT

32

INVESTMENT ADVISER

32

ADVISORY FEE

33

SUBADVISER

33

SHAREHOLDER INFORMATION

34

CLASSES OF SHARES OFFERED BY THE FUNDS

34

DISTRIBUTION AND SHAREHOLDER SERVICE (12B-1) PLAN

35

OTHER MARKETING AND SERVICE ARRANGEMENTS

35

PRICING OF FUND SHARES

36

PURCHASE OF SHARES

37

MINIMUM INVESTMENTS

37

SALES CHARGES

38

REDEMPTION OF SHARES

43

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

49

FEDERAL TAXES

50

STATE AND LOCAL TAXES

51

NASDAQ DISCLAIMER

51

FINANCIAL HIGHLIGHTS

52

APPENDIX A:  RATINGS

59

INTRODUCTION

This prospectus explains the objectives, risks and strategies of seven of the twenty-one Funds ("Funds") comprising Summit Mutual Funds, Inc. ("Summit Mutual Funds"), each of which is advised by Summit Investment Partners, Inc. (the "Adviser").  Each Fund Profile below summarizes important facts about the Fund, including its investment objective, strategy, risks and past investment performance.  Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds managed by the Adviser or a subadviser acting as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund.  More detailed information about the Funds' investment policies and strategies is provided after the Profiles, along with information about Fund expenses for each Fund.

The seven Funds included in this Prospectus are part of the Summit Mutual Funds' Summit Apex Series, that offers institutional and retail investors two classes of shares:

1)

Each Fund offers Class I shares without a sales charge; and

2)

Each Fund except the Nasdaq-100 Index Fund and the Money Market Fund also offers Class A shares, which are subject to an initial sales charge and a Distribution and Shareholder Service (12b-1) Plan fee.

INDEX FUND

The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

MANAGED FUNDS

The Everest Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

The Large Cap Growth Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities.

The High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

FUND PROFILES

EVEREST FUND PROFILE

Investment Objective

The Everest Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Investment Strategies

A major portion of the Everest Fund will be invested in common stocks. The Fund seeks special opportunities in securities that are selling at a discount from theoretical price/earnings ratios and that seem capable of recovering from their temporary out-of-favor status (a "value" investment style).  The Fund may invest all or a portion of its assets in preferred stocks, convertible preferred stocks, convertible bonds, and convertible debentures.  When market conditions for equity securities are adverse, and for temporary defensive purposes, the Fund may invest in Government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents. However, the Fund normally will remain primarily invested in common stocks.

The Everest Fund's investment strategy is based upon the belief of the Adviser that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of some securities and depress prices of other securities in different market climates.  The Adviser believes that favorable changes in market prices are more likely to begin when:

•

securities are out-of-favor,

•

price/earnings ratios are relatively low,

•

investment expectations are limited, and

•

there is little interest in a particular security or industry.

The Adviser believes that securities with relatively low price/earnings ratios in relation to their profitability are better positioned to benefit from favorable but generally unanticipated events than are securities with relatively high price/earnings ratios which are more susceptible to unexpected adverse developments.

The Fund may invest up to 20% of its assets in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs.  As a temporary investment strategy, when the Fund has less than $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.  The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

Primary Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested.  The Fund's primary risks include:

•

Market risk:  The Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends.  As a result, shares of the Fund could drop in value over short or even long periods.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•

Financial risk:  The Fund's total return will fluctuate with fluctuations in the earnings stability or overall financial soundness of the companies whose stock the Fund purchases.

•

Investment style risk:  The Fund's investment style risks that returns from "value" stocks it purchases will trail returns from other asset classes or the overall stock market. The market may favor growth stocks to the exclusion of value stocks, or may not favor equities at all.  There is no guarantee that a value security is in fact, undervalued, or that the market will ever recognize its true value.  In addition, to the extent that the Fund invests in value securities, it may produce more modest gains than equity funds with more aggressive investment profiles.

•

Temporary defensive risk:  The Fund may temporarily invest up to 100% of its assets in government securities, money market instruments or other fixed-income securities or retain larger than usual amounts of cash or cash equivalents during periods of significant uncertainty.  The reasons for the uncertainty may include, but not be limited to, market reaction to a significant event, such as a natural disaster or other economic or political turmoil, or management's reaction to a significant event within the Fund, such as a pending material change in net assets resulting from the loss of a large client.  The duration of such an event may be brief or last for an extended period of time until the Adviser believes that it is appropriate to resume the Fund's long-term investment strategies.  During such a temporary defensive period, the Fund likely will not achieve its objective.

•

Derivatives risk:  The Fund may invest in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs.  The principal risk of derivatives used in this context is that the derivative instrument might not be highly correlated with the security or securities for which it is being used as a substitute.

Bar Chart and Performance Table

The bar chart and table below provide some indication of the risk of investing in the Everest Fund.  The bar chart shows how the Fund's Class I shares' annual performance has varied from year to year since its inception.  The table shows how the Fund's average annual total returns compare with those of the Russell 1000 Value Index.  The bar chart does not reflect the impact of sales charges (which apply to Class A shares), which would lower returns below those shown in the bar chart.  The table reflects deduction of the front-end sales charge applicable to Class A shares.  Absent limitation of the Fund's expenses in 2000 and 2001, total returns would be lower. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

*Total return for the most recent fiscal year quarter ended December 31, 2007 was -4.70%.

During the period shown in the bar chart, the highest return for a calendar quarter was 21.04% (quarter ended 6/30/2003) and the lowest return for a quarter was -21.37% (quarter ended 9/30/2002).

Average Annual Total Returns for Periods Ended December 31, 2007

	1 Year	5 Year	Since Inception (December 29, 1999)
Class I Shares
Return Before Taxes	.60%	15.34%	8.62%
Return After Taxes on Distributions(1)	-1.29%	13.64%	7.03%
Return After Taxes on Distributions
and Sale of Fund Shares(1)	1.78%	12.88%	6.80%

Class A Shares(2)
Return Before Taxes	-5.42%	13.77%	7.55%

Russell 1000 Value Index(3)	-.17%	14.63%	6.87%

_____

(1)

After-tax returns are presented for Class I shares only.  After-tax returns for Class A shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	Prior to October 1, 2004, Class A shares were designated as Class F shares and were not subject to an initial sales load. A 5.75% load has been applied.
(3)	Reflects no deduction for fees, expenses or taxes.

LARGE CAP GROWTH FUND PROFILE

Investment Objective

The Large Cap Growth Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Investment Strategies

The Fund strategically invests in a diversified portfolio of high-quality, growth-oriented common stocks.  Individual security investment decisions are made using a long-term horizon, which the Fund management believes will generate above benchmark returns with lower risk characteristics.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets in common stocks and preferred stocks of Large Cap issuers.  When market conditions for equity securities are adverse, and for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.  However, the Fund normally will remain primarily invested in common stocks.

The Fund seeks securities that generate targeted sales, earnings, and cash flow growth potential, selling at a discount relative to their potential for growth.  The Fund's investment strategy is based upon the belief of the Adviser that over the long term, stock price appreciation is generally tied to its company's growth potential.  Understanding the growth potential and paying a favorable price, is the beginning mechanism of stock performance.  The Adviser completes the investment process and manages risk levels with a sell discipline also focused on growth potential and valuation.  The Adviser also manages risk through stock selection across sectors and a broad industry base.  The Fund generally considers securities with issuers that have over $1 billion in market capitalization to be eligible for consideration as Large Cap investments.

The Fund may invest up to 20% of its assets in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs.  The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

Primary Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested.  The Fund's primary risks include:

•

Market risk:  The Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends.  As a result, shares of the Fund could drop in value over short or even long periods.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•

Financial risk:  The Fund's total return will fluctuate with fluctuations in the earnings stability or overall financial soundness of the companies whose stock the Fund purchases.

•

Investment style risk:  The Fund's investment style risks that returns from "growth" stocks it purchases will trail returns from other asset classes or the overall stock market. The market may favor value stocks to the exclusion of growth stocks, or may not favor equities at all.  There is no guarantee that the market will ever recognize the true growth potential of any of the securities in the portfolio.  In addition, to the extent that the Fund invests in growth securities, it may produce more modest gains than equity funds with other investment profiles.

•

Temporary defensive risk:  The Fund may temporarily invest up to 100% of its assets in government securities, money market instruments or other fixed-income securities or retain larger than usual amounts of cash or cash equivalents during periods of significant uncertainty.  The reasons for the uncertainty may include, but not be limited to, market reaction to a significant event, such as a natural disaster or other economic or political turmoil, or management's reaction to a significant event within the Fund, such as a pending material change in net assets resulting from the loss of a large client.  The duration of such an event may be brief or last for an extended period of time until the Adviser believes that it is appropriate to resume the Fund's long-term investment strategies.  During such a temporary defensive period, the Fund likely will not achieve its objective.

•

Derivatives risk:  The Fund may invest in financial futures contracts and options and stock index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs.  The principal risk of derivatives used in this context is that the derivative instrument might not be highly correlated with the security or securities for which it is being used as a substitute.

Bar Chart and Performance Table

The bar chart and table below provide some indication of the risk of investing in the Large Cap Growth Fund.  The bar chart shows the Fund's Class I shares' annual performance in the first full year since its inception.  Prior to the Class I shares’ inception date of February 1, 2007, performance was calculated based on the performance of the Class A shares, adjusted for 12b-1 distribution fees that are not charged to the Class I shares.  The table shows how the Fund's average annual total returns compare with those of the Russell 1000 Value Index.  The bar chart does not reflect the impact of sales charges (which apply to Class A shares), that would lower returns below those shown in the bar chart.  The table reflects deduction of the front-end sales charge applicable to Class A shares. Absent limitation of the Fund's expenses, total returns would be lower. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

*Total return for the most recent fiscal year quarter ended December 31, 2007 was -0.99%.

During the period shown in the bar chart, the highest return for a calendar quarter was 5.60% (quarter ended 6/30/2007) and the lowest return for a quarter was -0.99% (quarter ended 12/31/2007).

Average Annual Total Returns for Periods Ended December 31, 2007

	1 Year	Since Inception – Class A Shares (December 28, 2006)
Class I Shares
Return Before Taxes	8.50%	8.00%
Return After Taxes on Distributions(1)	8.48%	7.99%
Return After Taxes on Distributions
and Sale of Fund Shares(1)	5.54%	6.80%

Class A Shares
Return Before Taxes	1.95%	1.53%

Russell 1000 Growth Index(2)	11.81%	11.29%

_____

(1)

After-tax returns are presented for Class I shares only.  After-tax returns for Class A shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	Reflects no deduction for fees, expenses or taxes.

NASDAQ-100 INDEX FUND PROFILE

Investment Objective

The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

Investment Strategies

The Nasdaq-100 Index Fund seeks to substantially replicate the total return of the securities comprising the Nasdaq-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below.  Precise replication of the capitalization weighting of the securities in the Nasdaq-100 Index is not feasible.  The Nasdaq-100 Index Fund will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Nasdaq-100 Index.  A correlation of 100% would represent perfect correlation between the Fund and index performance. The correlation of the Fund's performance to that of the Nasdaq-100 Index should increase as the Fund grows.  There can be no assurance that the Fund will achieve a 95% correlation.

The Nasdaq-100 Index Fund may invest in Nasdaq-100 Shares®.  Nasdaq-100 Shares® are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Nasdaq-100 Index. By investing a portion of its assets in other pooled investment vehicles, the Fund will incur a pro rata share of the investment vehicle’s expenses.  In addition, the Fund will be subject to the effects of business and regulatory developments that affect the underlying investment vehicles or the investment company industry generally.

The Fund may invest up to 20% of its assets in Nasdaq-100 Index futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs.  The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.  As a temporary investment strategy, until the Fund reaches $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

Under normal circumstances, the Fund will invest at least 80% of its assets in investments with economic characteristics similar to the stocks represented in the Nasdaq-100 Index. Although the Adviser will attempt to invest as much of the Nasdaq-100 Index Fund's assets as is practical in stocks included among the Nasdaq-100 Index and futures contracts and options relating thereto under normal market conditions, a portion of the Fund may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.  In addition, for temporary defensive purposes, the Fund may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested.  The Fund's primary risks include:

•

Market risk:  The Nasdaq-100 Index Fund's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Fund could drop in value over short or even long periods.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

•

Investment style risk:  Stocks of companies or industries that are heavily weighted in the Nasdaq-100 Index, such as technology, telecommunications, internet and biotechnology companies, occasionally go through cycles of doing worse than the stock markets in general, as measured by other more broad-based stock indexes, or other types of investments.

•

Concentration risk:  The Nasdaq-100 Index Fund is subject to the risk of an investment portfolio that may be highly concentrated in a particular industry or related industries (e.g., Technology) and, due to concentration in sectors characterized by relatively higher volatility in price performance, may be more volatile when compared to other broad-based stock indexes.  The Nasdaq-100 Index Fund is also subject to the risks specific to the performance of a few individual component securities that currently represent a highly concentrated weighting in the Index (e.g. Microsoft Corporation, Intel Corporation, Cisco Systems Inc., etc.).

•

Correlation risk:  Because the Nasdaq-100 Index Fund has expenses, and the Nasdaq-100 Index does not, the Fund may be unable to replicate precisely the performance of the Index.  While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

•

Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company."  The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters.  Consequently, the Fund could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company.  At any point in time, if following the investment strategy outlined above would put the Fund in jeopardy of failing the tax rules on diversification, the Fund intends to immediately alter its investment strategy to comply with the tax rules.  Such alteration could include reducing investment exposure, pro rata, to those investments causing the Fund to be in jeopardy of violating the tax rules.

•

Derivatives Risk:  The Fund may invest in stock futures and options, and stock index futures and options. The Fund will not use these investments for speculative purposes or as leveraged investments that might exacerbate gains or losses. The Fund will invest in derivatives solely to meet shareholder redemptions or to invest shareholder purchases while maintaining exposure to the market. The principal risk of derivatives used in this context is that the derivative instrument might not be highly correlated with the security or securities for which it is being used as a substitute.

Bar Chart and Performance Table

The bar chart and table below provide some indication of the risk of investing in the Nasdaq-100 Index Fund.  The bar chart shows how the Fund's annual performance has varied from year to year since its inception.  The table shows how the Fund's average annual total returns compare with those of the Nasdaq-100 Index.  Absent limitation of the Fund's expenses, total returns would be lower. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

*Total return for the most recent fiscal year quarter ended December 31, 2007 was -0.36%.

During the period shown in the bar chart, the highest return for a calendar quarter was 34.38% (quarter ended 12/31/2001) and the lowest return for a quarter was -36.35% (quarter ended 9/30/2001).

Average Annual Total Returns for Periods Ended December 31, 2007

	1 Year	5 Year	Since Inception (December 28, 1999)
Class I Shares
Return Before Taxes	18.34%	15.78%	-7.12%
Return After Taxes on Distributions(1)	18.33%	15.72%	-7.19%
Return After Taxes on Distributions
and Sale of Fund Shares(1)	11.93%	13.89%	-5.82%

Nasdaq 100 Index(2)	19.24%	16.62%	-6.34%

________

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)	Reflects no deduction for fees, expenses or taxes.

BOND FUND PROFILE

Investment Objective

The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

Investment Strategies

Under normal circumstances, the Bond Fund will invest at least 80% of the value of its assets in fixed income securities.  Further, the Bond Fund normally will invest at least 75% of the value of its assets in:

•

publicly-traded or 144a debt securities rated BBB or BAA3 or higher by a nationally recognized rating service such as Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), an equivalent rating, or having no rating but being determined to be of equivalent rating,

•

obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or

•

cash and cash equivalents.

The Fund maintains an intermediate-term average maturity.

Up to 25% of the Bond Fund's total assets may be invested in debt securities that are unrated or below investment-grade ("high yield" or "junk" bonds).  Up to 20% of the Bond Fund's total assets may be invested in:

•

convertible debt securities,

•

convertible preferred and preferred stocks, or

•

other securities.

The Bond Fund generally will not directly purchase common stocks. However, it may retain up to 10% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto.

The Fund may invest up to 20% of its assets in financial futures contracts or options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs.  The Fund may also sell covered calls on futures contracts or individual securities held in the Fund.

A description of the corporate bond ratings assigned by Standard & Poor's and Moody's is included in the Appendix.

Primary Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested.  The Fund's primary risks include:

•

Interest rate risk:  Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates.  Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds.  Interest rate risk is a risk inherent in all bonds, regardless of credit quality.

•

Credit risk:  Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund.  When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default.  A default by the issuer of a security generally has a severe negative effect on the market value of that security.

The credit risk of the Fund is a function of the credit quality of its underlying securities. The average credit quality of the Fund generally is expected to be high, although certain individual securities held in the Fund may have substantial credit risk.  The Fund may invest up to 25% of its assets in securities that are below investment grade.  Securities rated below investment grade generally have substantially more credit risk than securities that are investment grade.  Securities rated below investment grade are defined as having a rating below Baa by Moody's and below BBB by Standard & Poor's (See Appendix A:  Ratings - Corporate Bond Ratings), or having no rating but being determined to be of equivalent credit quality.

•

Income risk:  Income risk is the risk of a decline in the Fund's income due to falling market interest rates.  Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities.  Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded.  The Fund maintains an intermediate average maturity and is actively traded. Therefore, income risk is expected to be moderate to high.

•

Prepayment risk:  Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the Adviser will be forced to reinvest the unanticipated repayments at generally lower interest rates.  The Fund's exposure to mortgage-backed securities and currently callable bonds is generally expected to be low to moderate.

Bar Chart and Performance Table

The bar chart and table below provide some indication of the risk of investing in the Bond Fund. The bar chart shows how the Fund's Class I shares’ annual performance has varied from year to year since its inception.  The table shows how the Fund's average annual total returns compare with those of the Lehman Brothers Aggregate Bond Index. The bar chart does not reflect the impact of sales charges (which apply to Class A shares), which would lower returns below those shown in the bar chart. The table reflects deduction of the front-end sales charge applicable to Class A shares. Absent limitation of the Fund's expenses in 2000 and 2001, total returns would be lower.  The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

*Total return for the most recent fiscal year quarter ended December 31, 2007 was 0.90%.

During the period shown in the bar chart, the highest return for a calendar quarter was 4.35% (quarter ended 6/30/2003) and the lowest return for a quarter was -2.82% (quarter ended 6/30/2004).

Average Annual Total Returns for Periods Ended December 31, 2007

	1 Year	5 Year	Since Inception (April 3, 2000)
Class I Shares
Return Before Taxes	3.63%	5.02%	5.60%
Return After Taxes on Distributions(1)	1.79%	3.08%	3.39%
Return After Taxes on Distributions
and Sale of Fund Shares(1)	2.34%	3.15%	3.45%

Class A Shares(2)
Return Before Taxes	-1.00%	3.86%	4.75%

Lehman Brothers Aggregate Bond Index(3)	6.97%	4.42%	6.41%

_____

(1)

After-tax returns are presented for Class I shares only.  After-tax returns for Class A shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

Class A shares became available February 1, 2007, and performance prior to that date is based on the Class I shares’ performance adjusted for the 12b-1 distribution fees applicable to Class A.  A 4.25% load has been applied.

(3)	Reflects no deduction for fees, expenses or taxes.

SHORT-TERM GOVERNMENT FUND PROFILE

Investment Objective

The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities.

Investment Strategies

Under normal market conditions, the Short-term Government Fund will invest 100% of its assets in fixed income instruments issued by the U.S. government and its agencies or derivative instruments related to such investments.  The majority of the Fund's holdings will have a maturity or average life of five years or less.  The Fund will maintain a dollar-weighed average maturity of less than three years.  The Fund may invest up to 20% of its total assets in financial futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Fund will not use these instruments for speculative purposes.  The reasons the Fund will invest in derivatives are to reduce transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.

Primary Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested.  The Fund's primary risks include:

•

Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates.  Bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity.  The Fund expects that it will maintain a short average maturity.

•

Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund.  The credit risk to the Fund should be low.

•

Income risk: Income risk is the risk of a decline in the Fund's income due to falling market interest rates.  Income risk is generally higher for short-term instruments, such as those in which the Fund principally invests.

•

Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, resulting in reinvestment of the unanticipated repayments at generally lower interest rates.  The Fund's exposure to mortgage-backed securities and callable bonds is expected to be low to moderate.

Bar Chart and Performance Table

The bar chart and table below provide some indication of the risk of investing in the Short-term Government Fund. The bar chart shows how the Fund's Class I shares’ annual performance has varied from year to year since its inception.  The table shows how the Fund's average annual total returns compare with those of the CitiGroup 1-5 Year Treasury Index. The bar chart does not reflect the impact of sales charges (which apply to Class A shares), which would lower returns below those shown in the bar chart. The table reflects deduction of the front-end sales charge applicable to Class A shares. Absent limitation of the Fund's expenses, total returns would be lower. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

*Total return for the most recent fiscal year quarter ended December 31, 2007 was 1.86%.

During the period shown in the bar chart, the highest return for a calendar quarter was 3.59% (quarter ended 9/30/2001) and the lowest return for a quarter was -1.26% (quarter ended 6/30/2004).

Average Annual Total Returns for Periods Ended December 31, 2007

	1 Year	5 Year	Since Inception (April 3, 2000)
Class I Shares
Return Before Taxes	5.92%	2.73%	4.40%
Return After Taxes on Distributions(1)	4.43%	1.61%	2.94%
Return After Taxes on Distributions
and Sale of Fund Shares(1)	3.82%	1.67%	2.88%

Class A Shares(2)
Return Before Taxes	2.52%	1.86%	3.74%

CityGroup 1-5 Year Treasury Index(3)	8.07%	3.29%	5.10%

_____

(1)

After-tax returns are presented for Class I shares only.  After-tax returns for Class A shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

Class A shares became available February 1, 2007, and performance prior to that date is based on the Class I shares’ performance adjusted for the 12b-1 distribution fees applicable to Class A.  A 3.00% load has been applied.

(3)	Reflects no deduction for fees, expenses or taxes.

HIGH YIELD BOND FUND PROFILE

Investment Objective

The High Yield Bond Fund seeks high current income and capital appreciation, secondarily.

Investment Strategies

The High Yield Bond Fund invests primarily in high yield, high risk ("junk") bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund.  Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as "junk" bonds.

The Adviser will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Adviser's securities selection are credit fundamentals and technical trading factors. The Adviser researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Adviser seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Adviser makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Adviser identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

When a corporation issues a bond, it generally submits the security to one or more rating organizations, such as Moody's or Standard & Poor's. These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond.  Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Adviser determines the comparable rating quality of bonds that are not rated.

High yield, high-risk bonds present both an opportunity and a danger. These junk bonds generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

In response to unfavorable conditions in the high yield bond market, the Fund may make temporary investments, without limitation, such as shifting its investments to money market securities, cash or higher rated bonds, which could cause the Fund not to meet its principal investment objective and policies.

The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return, which may translate into higher than average portfolio turnover. If the Fund buys and sells securities frequently, there will be increased transaction costs and may be additional taxable gains to shareholders.

The Fund may have other investments that are not part of its principal investment strategies. The Fund may invest in loan participations, convertible securities and preferred stocks. Other types of investments the Fund may use include, without limitation, mortgage-backed or asset-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, zero-coupon and pay-in-kind bonds, equity securities, warrants, private placements, and foreign securities. See the Statement of Additional Information for more information about these investments.

Primary Risks

There are numerous and significant risks involved in investing in high yield securities. Overall, this Fund must be considered a high-risk investment suitable only for a portion of an individual's portfolio.

An investment in the Fund entails investment risk, including possible loss of the principal amount invested.  The Fund's primary risks include:

•

Interest rate risk:  High yield bonds are affected by interest rate changes. Generally, when interest rates rise, the prices of these bonds fall.  The longer the maturity of these bonds, the greater is this impact from interest rate changes.  The Fund is an intermediate term bond portfolio.

•

Credit risk:  Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Fund.  When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default.  A default by the issuer of a security generally has a severe negative affect on the market value of that security. High yield bonds are below investment grade instruments because of the significant risk of issuer default.  The credit risk of the Fund's investments is very high.

•

Liquidity and other risks: Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.  There are fewer investors willing to buy high yield bonds than there are for higher quality, investment grade securities.  Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.  There is a risk that a prolonged economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.

•

Foreign securities risk: Investing in foreign debt securities involves political, social and economic risks including the risk of nationalization, currency fluctuation, or expropriation of assets and the risk of war. Certain countries may impose restrictions on foreign investors and on the movement of assets out of the country for periods of one year or more. Such restrictions reduce the liquidity of securities held in such countries and make it difficult or impossible for the Fund to sell the securities at opportune times. Certain trading practices, such as settlement delays or differing hours and days of operation, may also expose the Fund to risks not customary with U.S. investments. Furthermore, it may be more difficult to obtain a judgment in a court outside the U.S.

•

Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company."  The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters.  Consequently, the Fund could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company.  At any point in time, if following the investment strategy outlined above would put the Fund in jeopardy of failing the tax rules on diversification, the Fund intends to immediately alter its investment strategy to comply with the tax rules.  Such alteration could include reducing investment exposure, pro rata, to those investments causing the Fund to be in jeopardy of violating the tax rules.

•

Temporary defensive risk:  The Fund may temporarily invest up to 100% of its assets in government securities, money market instruments or other fixed-income securities or retain larger than usual amounts of cash or cash equivalents during periods of significant uncertainty.  The reasons for the uncertainty may include, but not be limited to, market reaction to a significant event, such as a natural disaster or other economic or political turmoil, or management's reaction to a significant event within the Fund, such as a pending material change in net assets resulting from the loss of a large client.  The duration of such an event may be brief or last for an extended period of time until the Adviser believes that it is appropriate to resume the Fund's long-term investment strategies.  During such a temporary defensive period, the Portfolio likely will not achieve its objective...

Bar Chart and Performance Table

The bar chart and table below provide some indication of the risk of investing in the High Yield Bond Fund. The bar chart shows how the Fund's Class I shares’ annual performance has varied from year to year since its inception.  The table shows how the Fund's average annual total returns compare with those of the Merrill Lynch U.S. High Yield Master II Index.  The bar chart does not reflect the impact of sales charges (which apply to Class A shares), which would lower returns below those shown in the bar chart. The table reflects deduction of the front-end sales charge applicable to Class A shares. The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

*Total return for the most recent fiscal year quarter ended December 31, 2007 was -0.67%.

During the period shown in the bar chart, the highest return for a calendar quarter was 8.54% (quarter ended 6/30/2003) and the lowest return for a quarter was -5.76% (quarter ended 9/30/2002).

Average Annual Total Returns for Periods Ended December 31, 2007

	1 Year	5 Year	Since Inception (July 9, 2001)
Class I Shares
Return Before Taxes	1.75%	10.45%	6.25%
Return After Taxes on Distributions(1)	-0.54%	7.81%	3.44%
Return After Taxes on Distributions
and Sale of Fund Shares(1)	1.14%	7.46%	3.61%

Class A Shares(2)
Return Before Taxes	-2.79%	9.22%	5.28%

Merrill Lynch US High Yield Master II Index(3)	2.19%	10.76%	7.99%

_____

(1)

After-tax returns are presented for Class I shares only.  After-tax returns for Class A shares will vary.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2)

Class A shares became available February 1, 2007, and performance prior to that date is based on the Class I shares’ performance adjusted for the 12b-1 distribution fees applicable to Class A.  A 4.25% load has been applied.

(3)	Reflects no deduction for fees, expenses or taxes.

MONEY MARKET FUND PROFILE

Investment Objective

The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

Investment Strategies

It does this by investing exclusively in high quality short-term securities.

The Money Market Fund may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the Fund buys must meet the rules for money market fund investments (see Money Fund Rules below).

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the Fund may buy.  The portfolio managers’ screening process takes into consideration current market conditions and other factors such as their knowledge of the issuers, and their expectation of market direction.  The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, overall credit exposure, the type of security structure, economic outlook and possible interest rate movements. The managers may adjust the Fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money market funds to particular types of securities and strategies. Some of the rules include:

•

Individual securities must have remaining maturities of no more than 397 days.

•

The dollar-weighted average maturity of the Fund's holdings cannot exceed 90 days.

•

All securities must be rated in the top two credit grades for short-term securities (or, if unrated, determined to be of comparable quality) and be denominated in U.S. dollars.

Primary Risks

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the Fund or make it perform less well than other investments.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.  ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

•

Market interest rate risk:  As with most money market funds, the most important factor affecting performance is market interest rates. The Fund's yields tend to reflect current interest rates, which means that when these rates fall, the Fund's yield generally falls as well.

•

Credit quality risk:  If a portfolio security declines in credit quality or goes into default, it could hurt the Fund's performance. To the extent that the Fund emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

•

Other risks:  Other factors that could affect performance include:

■

The managers could be incorrect in their analysis of interest rate trends, credit quality or other matters.

■

Securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates.

Bar Chart and Performance Table

The bar chart and table below provide some indication of the risk of investing in the Money Market Fund. The bar chart shows how the Fund's annual performance has varied from year to year since its inception.  The table shows the Fund's average annual total returns. Absent limitation of the Fund's expenses, total returns would be lower.  The Fund's past performance (before and after taxes) is not necessarily indicative of future performance.

*Total return for the most recent fiscal year quarter ended December 31, 2007 was 1.21%.

During the period shown in the bar chart, the highest return for a calendar quarter was 1.42% (quarter ended 3/31/2001) and the lowest return for a quarter was 0.17% (quarter ended 9/30/2003).

Average Annual Total Returns for Periods Ended December 31, 2007

	1 Year	5 Year	Since Inception (July 9, 2001)

Money Market Fund	5.03%	2.87%	3.05%
Money Fund's First Tier Retail	4.58%	2.51%	2.66%

To obtain the Fund's current 7-day yield, please call Summit Mutual Funds' toll-free telephone number (1-888-259-7565) or visit Summit Mutual Funds' website (www.summitfunds.com).

FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  Shares of the Nasdaq-100 Index Fund and the Money Market Fund are offered only as Class I shares without a sales charge.

Shareholder fees (paid directly from your investment)
	Everest Fund		Large Cap Growth Fund
	Class A	Class I	Class A	Class I
Maximum Initial Sales Charge on Purchases (as a percentage of offering price)	5.75%(1)	None	5.75%(1)	None
Maximum Contingent Deferred Sales Charge	None	None	None	None
Maximum Sales Charge on Reinvested Dividends	None	None	None	None
Redemption or Exchange Fees	None	None	None	None

	Bond Fund		Short-term Government Fund
	Class A	Class I	Class A	Class I
Maximum Initial Sales Charge on Purchases (as a percentage of offering price)	4.25%(1)	None	3.00%(1)	None
Maximum Contingent Deferred Sales Charge	None	None	None	None
Maximum Sales Charge on Reinvested Dividends	None	None	None	None
Redemption or Exchange Fees	None	None	None	None

High Yield Bond Fund
	Class A	Class I
Maximum Initial Sales Charge on Purchases (as a percentage of offering price)	4.25%(1)	None
Maximum Contingent Deferred Sales Charge	None	None
Maximum Sales Charge on Reinvested Dividends	None	None
Redemption or Exchange Fees	None	None

(1)

The initial sales charge is reduced or eliminated for purchases of $25,000 or more for the Class A shares of each Fund.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses*	Acquired Funds Fees and Expenses*	Total Annual Fund Operating Expenses**
Everest Fund - Class I	.64%		.28%		.92%
Everest Fund - Class A	.64%	.25%	.28%		1.17%
Large Cap Growth Fund - Class I ***	.75%		8.33%	.02%	9.10%
Large Cap Growth Fund - Class A ***	.75%	.25%	8.33%	.02%	9.35%
Nasdaq-100 Index Fund - Class I	.35%		.31%		.66%
Bond Fund - Class I	.47%		.29%		.76%
Bond Fund - Class A	.47%	.25%	.29%		1.01%
Short-term Government Fund - Class I	.45%		.29%		.74%
Short-term Government Fund - Class A	.45%	.25%	.29%		.99%
High Yield Bond Fund - Class I	.65%		.60%	.02%	1.27%
High Yield Bond Fund - Class A	.65%	.25%	.60%	.02%	1.52%
Money Market Fund - Class I	.35%		.10%		.45%

*

Expenses of Acquired Funds (investment companies or certain other pooled investment vehicles) are based on amounts derived from information provided by the Acquired Funds. Expenses of Acquired Funds that are .01% or less are reported in Other Expenses.  Expenses of Acquired Funds are not reflected in the Funds’ financial highlights or included in any contractual expense limitation agreement with the Adviser.

**

Pursuant to the terms of the Funds’ investment advisory agreements, Total Annual Fund Operating Expenses, exclusive of Acquired Funds Fees and Expenses, in excess of: .65% for the Nasdaq-100 Index Fund - Class I, .73% for the Short-term Government Fund - Class I, .98% for the Short-term Government Fund - Class A, and .45% for the Money Market Fund - Class I are paid by the Adviser.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses, to the extent necessary, to limit Total Annual Fund Operating Expenses to 1.10% of average daily net assets of the Large Cap Growth Fund - Class I and to 1.35% of average daily net assets of the Large Cap Growth Fund - Class A until February 1, 2009.

***

Other Expenses for the Large Cap Growth Fund are restated using current fees.

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Everest Fund - Class I	$94	$295	$511	$1,135
Everest Fund - Class A	$113	$352	$610	$1,345
Large Cap Growth Fund - Class I	$933	$2,680	$4,279	$7,708
Large Cap Growth Fund - Class A	$904	$2,589	$4,122	$7,382
Nasdaq-100 Index Fund - Class I	$68	$211	$368	$823
Bond Fund - Class I	$78	$245	$426	$950
Bond Fund - Class A	$100	$311	$539	$1,193
Short-term Government Fund - Class I	$75	$236	$410	$915
Short-term Government Fund - Class A	$98	$306	$531	$1,176
High Yield Bond Fund - Class I	$130	$405	$700	$1,540
High Yield Bond Fund - Class A	$149	$463	$799	$1,744
Money Market Fund - Class I	$46	$145	$253	$568

This table should not be considered a representation of past or future expenses.  Actual expenses may be more or less than those shown.

This table also takes into effect the Adviser's contractual arrangement to maintain each Fund's expenses at the agreed upon level.

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES

Each Fund may invest in foreign securities that are suitable for the Fund's investment objectives and policies. The High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars).  The High Yield Bond Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

Foreign securities investments are limited to 25% of net assets for the Everest, Large Cap Growth and Bond Funds.  The Nasdaq-100 Index Fund is limited to investing in those foreign securities included in the Nasdaq-100 Index.  Each Fund that invests in foreign securities, other than the High Yield Bond Fund, limits not only its total purchases of foreign securities, but also its purchases for any single country.  For "major countries," the applicable limit is 10% of Fund net assets; for other countries, the applicable limit is 5% for each Fund.  "Major countries" currently include:  The United Kingdom, Germany, France, Italy, Switzerland, Netherlands, Spain, Belgium, Canada, Mexico, Argentina, Chile, Brazil, Australia, Japan, Singapore, New Zealand, Hong Kong, Sweden and Norway.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

•

political or economic instability in the foreign country;

•

diplomatic developments that could adversely affect the value of the foreign security;

•

foreign government taxes;

•

costs incurred by a Fund in converting among various currencies;

•

fluctuation in currency exchange rates;

•

the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;

•

in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;

•

less publicly available information about foreign issuers than domestic issuers;

•

foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;

•

securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;

•

there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Funds may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

FOREIGN CURRENCY TRANSACTIONS

The Everest Fund, Large Cap Growth Fund, Bond Fund and High Yield Bond Fund may engage in forward foreign currency contracts ("forward contracts") in connection with the purchase or sale of a specific security.  A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Funds will not enter into forward contracts for longer-term hedging purposes.  The possibility of changes in currency exchange rates will be incorporated into the long-term investment considerations when purchasing the investment and subsequent considerations for possible sale of the investment.

HIGH YIELD BONDS

The High Yield Bond Fund invests without limitation in high yield bonds.  The Bond Fund may invest up to 25% of its assets in bonds rated below the four highest grades used by Standard & Poor's or Moody's or, if unrated, determined to be of comparable quality (frequently referred to as "junk" bonds).  These bonds present greater credit and market risks than higher quality bonds. Such risks relate not only to the greater financial weakness of the issuers of such securities but also to other factors including:

•

greater likelihood that an economic downturn or rising interest rates could create financial stress on the issuers of such bonds, possibly resulting in their defaulting on their obligations than is the case with higher-rated bonds;

•

greater likelihood that redemption or call provisions,  if exercised in a period of lower interest rates, would result in the bonds being replaced by lower yielding securities;

•

limited trading markets that may make it more difficult to dispose of the bonds and more difficult to determine their fair value.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements.  A repurchase agreement is a transaction where a Fund buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price.  None of the Funds engage extensively in repurchase agreements, but each may engage in them from time to time. The Adviser reviews the credit-worthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Fund could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS

Each Fund may enter into reverse repurchase agreements.  Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks or broker-dealers in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest.  The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.  While a reverse repurchase agreement is in effect, the custodian (when required) will segregate from other Fund assets an amount of cash or other liquid assets equal in value to the repurchase price (including any accrued interest).  Since the Fund receives cash in return for transferring securities, the credit risk of the counter party is not a material concern. The Fund may be required to post additional collateral if the value of transferred securities falls below agreed upon levels.  Also the Fund may be required to sell the transferred securities at the scheduled termination of a reverse repurchase agreement, and if adverse market conditions exist at that time, the Fund may incur a loss.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Each Fund except the Money Market Fund will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.  Each eligible Fund may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index) at a specified future date at a price agreed upon when the contract is made.  A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made.  The value of a unit is based on the current value of the contract index.

Under such contracts no delivery of the actual stocks making up the index takes place.  Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement.  A futures contract is closed out by buying or selling an identical offsetting futures contract.  Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker.  The initial margin serves as a "good faith" deposit that the Fund will honor their futures commitments.  Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.  In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers.  The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of an index future depends primarily on the value of its underlying index, the performance of the broad-based contracts will generally reflect broad changes in market prices.  There is a risk that the correlation of returns from futures on the Index will not exactly match the returns on the Index itself. Futures may trade at prices above or below that of the underlying securities for a number of reasons, including daily limits imposed by the futures exchange.  Additionally,, because a particular Fund may not be invested in precisely the same proportion as a particular Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

All Funds except the Money Market Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). These Funds may purchase call option contracts to close out a position acquired through the sale of a call option. These Funds will only write options that are traded on a domestic exchange or board of trade.

All Funds except the Money Market Fund may write and purchase covered put and call options on securities in which it may directly invest.  Option transactions of the eligible Funds will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund's total assets.  Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Fund) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Fund) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Fund) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Fund if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Fund risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Fund may write call options in order to hedge against an expected decline in value of Fund securities.

The Fund may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Fund intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Fund's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies. It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

OPTIONS ON SECURITIES INDICES

The Nasdaq-100 Index Fund may purchase or sell options on their respective Indexes, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market.  Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash.  A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

COLLATERALIZED MORTGAGE OBLIGATIONS

The Everest Fund, Large Cap Growth Fund, Bond Fund, Short-term Government Fund, Money Market Fund and High Yield Bond Fund may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities).  To a limited extent, the Funds may also invest in a variety of more risky CMOs, including interest only, principal only, inverse floaters, or a combination of these securities.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES

The Everest Fund, Large Cap Growth Fund, Bond Fund, Money Market Fund and High Yield Bond Fund may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations.  Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets.  Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes.  These subordinated classes will take the risk of default before the classes to which they are subordinated.

The High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities.  The Everest Fund, Large Cap Growth Fund, Bond Fund and Money Market Fund Market Fund may invest without limitation in asset-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  In the event of prepayment, the Adviser may have to reinvest prepaid principal and interest payments at lower interest rates.  In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

The Everest Fund, Large Cap Growth Fund, Bond Fund, Short-term Government Fund and High Yield Bond Fund may invest in mortgage-backed securities.  Mortgage-backed securities are securities representing interests in a pool of mortgages.  Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund.  The High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities.  The Everest Fund, Large Cap Growth Fund, Bond Fund and Short-term Government Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below.  The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool.  (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund.  This principal is returned to the Fund at par.  As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.)  The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them.  The mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.  In the event of prepayment, the Adviser may have to reinvest prepaid principal and interest payments at lower interest rates.  In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

LENDING FUND SECURITIES

All Funds except the Money Market Fund may lend portfolio securities with a value up to 33 1/3% of its total assets.  Such loans may be terminated at any time.  The Fund will continuously maintain collateral equal to at least 100% of the current market value (on a daily market-to-market basis) of the loaned securities plus declared dividends and accrued interest.  The Fund will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities.  Should the borrower of the securities fail financially, the Fund may experience delay in recovering the securities or loss of rights in the collateral.  Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

EXCHANGE-TRADED FUNDS AND ACQUIRED FUNDS

Each Fund may invest in exchange-traded funds (ETFs) and other types of investment companies, such as open-end mutual funds, unit investment trusts, closed-end funds, grantor trusts, and REITS - real estate investment trusts (collectively with ETFs, the "Acquired Funds"). These Acquired Funds track a securities or commodities index or a basket of securities or are used for short-term money market investments. In addition to a Fund's operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the ETFs and Acquired Funds. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the ETFs and Acquired Funds.

The performance of each Fund that invests in shares of an Acquired Fund is directly related to the ability of that fund to meet its respective investment objective, as well as the Adviser's allocation among the Acquired Funds. Accordingly, each Fund's investment performance will be influenced by the investment strategies of and risks associated with the Acquired Funds in direct proportion to the amount of assets each Fund allocates to the Acquired Funds utilizing such strategies.

Each Acquired Fund has a stated investment objective and is subject to various investment policies and restrictions. The Acquired Funds file financial and other information with the Securities and Exchange Commission (the "SEC"). Such information is publicly available at www.sec.gov, and no representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, its website does not form a part of the Funds' Prospectus or the Statement of Additional Information).

TEMPORARY INVESTMENTS

Each Fund may temporarily invest up to 100% of its assets in U.S. Government securities, money market instruments, fixed-income securities, or cash equivalents if the Adviser/subadviser believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture.  If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

OTHER INFORMATION

In addition to the investment policies described above, each Fund's investment program is subject to further restrictions which are described in the Statement of Additional Information (“SAI”). Unless otherwise specified, each Fund's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's SAI or annual report should be directed to Summit Mutual Funds, c/o U. S. Bancorp Fund Services, LLC, (888) 259-7565, or at P.O. Box 701, Milwaukee, WI 53201-0701, or on its website at www.summitfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

FUND MANAGEMENT

INVESTMENT ADVISER

The Adviser is Summit Investment Partners, Inc., 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for Summit Mutual Funds since 1984. The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central"), organized in 1867 under the laws of Ohio.  Union Central is an indirect subsidiary of UNIFI Mutual Holding Company (UNIFI).  Subject to the direction and authority of Summit Mutual Funds' board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds' business affairs.

James R. McGlynn and Yvonne M. Bishop, CFA are jointly and primarily responsible for the day-to-day management of the Everest Fund.

Mr. McGlynn, prior to joining the Adviser and Union Central in December 1999, was employed by Tom Johnson Investment Management in Oklahoma, where he had served since May, 1991, as Vice President and Co-Portfolio Manager for the UAM TJ Core Equity Fund. As Portfolio Manager, he will lead the management team for the Everest Fund.

Ms. Bishop is an Assistant Portfolio Manager for all Adviser equity accounts and joined Summit in 2000 and provides analysis as part of the management team for the Everest Fund.  She has 17 years of experience in the investment industry, and prior to joining the Adviser was employed by Pacholder Associates as a Sr. Vice President.

John Thompson, CFA, CFP is primarily responsible for the day-to-day management of the Large Cap Growth Fund. Mr. Thompson is Assistant Vice President of the Adviser, and has been affiliated with the Adviser since January 1, 2006.  Mr. Thompson is also Managing Director, Equities and Surplus Investment Strategies of Summit Investment Advisors, Inc. (SIA, formerly known as Ameritas Investment Advisors, Inc.), an investment advisory firm that is affiliated with the Adviser.  Mr. Thompson has been an employee of SIA since 1995.

Gary R. Rodmaker, CFA and Kevin P. Aug, CFA are jointly and primarily responsible for the day-to-day management of the Nasdaq-100 Index Fund.

Mr. Rodmaker leads the management team for the Nasdaq-100 Index and Bond Funds and is Managing Director – Fixed Income of the Adviser.  He has been affiliated with the Adviser and Union Central since 1989.

Mr. Aug provides analysis as part of the management team of the Nasdaq-100 Index Fund and joined Summit in 2003.  He is a Senior Investment Analyst for High Yield and Index accounts.

He joined the Adviser in 2003.  He has six years of investment management after receiving his MBA in 2001.

Mr. Rodmaker, Michael J. Schultz and D. Scott Keller are jointly and primarily responsible for the day-to-day management of the Bond Fund.

Mr. Schultz leads the management team regarding mortgage and asset backed securities for the Bond Fund and is Managing Director - Fixed Income of the Adviser.  He has been affiliated with the Adviser and Union Central since 1992.

Mr. Keller leads the management team regarding corporate fixed income securities for the Bond Fund and is an Assistant Portfolio Manager for all Adviser Investment Grade Corporate Bond accounts.  He joined the Adviser in 2000 and Union Central in 1996.  Prior to that, he was employed by Fidelity Brokerage Services for seven years.

Mr. Schultz has been primarily responsible for the day-to-day management of the Short-term Government Fund since April 2000 when the Fund opened.

Mr. Rodmaker is primarily responsible for the day-to-day management of the High Yield Bond Fund since July 2001 when the Fund opened.

The Statement of Additional Information provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

ADVISORY FEE

The Funds are contractually obligated to pay the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for each Fund on a daily basis, at the annual rate set forth in the "Fees and Expenses of the Funds" section.  For the fiscal year ended September 30, 2007, the Funds paid the Adviser fees at the following effective rates:

Fund	Advisory Fee
Everest Fund	.64% of the current value of the net assets.
Large Cap Growth Fund	.75% of the current value of the net assets.
Nasdaq-100 Index Fund	.35% of the current value of the net assets.
Bond Fund	.47% of the current value of the net assets.
Short-term Government Fund	.45% of the current value of the net assets.
High Yield Bond Fund	.65% of the current value of the net assets.
Money Market Fund	.35% of the current value of the net assets.

A discussion regarding the basis of the Funds' board of directors approving the Funds' investment advisory and sub-advisory arrangements will be available in the Funds' semi-annual report for the fiscal period ending March 31, 2008.

SUBADVISER

Deutsche Investment Management Americas Inc. ("DIMA"), 345 Park Ave. New York, NY 10154, is the investment subadvisor to the Money Market Fund. DIMA is a part of Deutsche Asset Management (“DeAM”). DeAM is one of the world's largest asset management firms based on assets under management.  As of September 30, 2007, DeAM had $798 billion in assets under management. DeAM is part of Deutsche Bank AG.

The Subadviser provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible.  The services include investment research and advice with respect to securities, investments and cash equivalents in the Fund.

SHAREHOLDER INFORMATION

CLASSES OF SHARES OFFERED BY THE FUNDS

Each of the Funds offers Class I shares which are offered primarily to institutional investors.  Each of the Funds except the Nasdaq-100 Index Fund and the Money Market Fund also offers Class A shares which are offered primarily to retail investors.  The Class A and Class I shares of a Fund represent investments in the same portfolio of securities, but each class is subject to different sales charges and other expenses, and may have different share prices.  When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.

Class A shares are offered for purchase by retail investors who may purchase shares directly from the distributor for the Funds, Quasar Distributors, LLC (the "Distributor"), or through a broker-dealer or other financial intermediary.  The Distributor is a registered broker-dealer with offices at 615 East Michigan Street, Milwaukee, Wisconsin 53202.  Class I shares are offered for purchase by institutional investors, such as retirement plans, and when only one class of shares of a fund is offered, Class I shares are also available to individual investors.

In addition,

1.

Everest Fund individual Class I shareholders who purchased Class I shares prior to October 1, 2004, and

2.

Bond, Short-term Government and High Yield Bond Fund individual Class I shareholders who purchased Class I shares prior to February 1, 2007 may continue to invest in Class I shares for as long as they maintain their Class I share accounts, as may the following groups of people:

(a) Directors, officers, current or retired employees ("employees"), or agents of The Union Central Life Insurance Company ("Union Central"), or affiliates thereof, or their spouses or dependents; and

(b) Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

Below is a summary of the primary differences between the Class A and Class I shares.

Class A Shares
Initial Sales Charge

Up to 5.75% on shares of the Everest Fund and Large Cap Growth Fund, up to 4.25% on shares of the Bond Fund and the High Yield Bond Fund, and up to 3.00% on shares of the Short-term Government Fund.

Sales charges may be reduced or eliminated for purchases of $25,000 or more of the Everest Fund, Large Cap Growth Fund, Bond Fund, Short-term Government Fund and High Yield Bond Fund.

12b-1 Fees	Up to 0.25% of average net assets, attributable to Class A shares, annually.
Dividends	Generally lower than Class I shares due to higher annual expenses.
Purchase Maximum	None.
Conversion	None.
Class I Shares
Initial Sales Charge	None.
12b-1 Fees	None.
Dividends	Generally higher than Class A shares due to lower expenses.
Purchase Maximum	None.
Conversion	None.

The Board approved the current sales charge structure for the Everest Fund to be effective October 1, 2004.  Prior to that time, Class A shares were not subject to an initial sales charge.  In connection with these changes, the Board also voted to redesignate Class F shares of the Funds as "Class A" shares.  The Board approved the current sales structure for the Large Cap Growth Fund, Bond Fund, Short-term Government Fund and High Yield Bond Fund on November 13, 2006.

DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) PLAN

Each of the Funds except the Nasdaq-100 Index Fund and the Money Market Fund offers Class A shares, which are subject to a Distribution and Shareholder Service Plan adopted by the Funds under Rule 12b-1 of the Investment Company Act of 1940.

Each such Fund pays the Distributor a fee for distribution assistance and/or shareholder services in connection with the Class A shares, and related payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions.  The fee will not exceed, on an annual basis, 0.25% of the average daily net assets attributable to each Fund's Class A shares.  Because the fee is paid out of the assets of the Class A shares on an ongoing basis, over time, the fee will increase the cost and reduce the return of an investment and may cost you more than paying other types of sales charges.

OTHER MARKETING AND SERVICE ARRANGEMENTS

The Adviser or Distributor may pay additional fees to financial intermediaries out of their own assets (and not from the Funds) in exchange for sales and/or administrative services performed on behalf of the intermediaries' customers.  Such payments and compensation, commonly referred to as "revenue sharing," are in addition to the sales charges, 12b-1 plan fees and other fees paid to such financial intermediaries, and may be made to brokers and other financial intermediaries that provide services to the Funds and/or investors in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the broker or other financial intermediary.  Compensation may also be paid to brokers and other financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker or other financial intermediary provides shareholder services to fund shareholders.  The compensation received by financial intermediaries through sales charges, other fees payable with respect to the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace.

Revenue sharing payments are not financed by the Funds, and thus, do not result in increased Fund expenses.  They are not reflected in the "Fees and Expenses of the Funds" discussion above. Investors may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries, and should so inquire if they would like additional information.

PRICING OF FUND SHARES

The price of a Fund's shares is based on the Fund's net asset value.  The net asset value of the Funds' shares is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), on days during which there are purchases or redemptions of Fund shares.  The price at which a Fund's shares are purchased or redeemed is based on the next calculation of net asset value after receipt and acceptance of purchases orders, and receipt of redemption requests. The net asset value will not be determined when the New York Stock Exchange is closed (for example, on national holidays), or on any day on which changes in the value of the portfolio securities of the Funds are immaterial.  The net asset value is calculated by adding the values of all securities and other assets of a Fund, subtracting liabilities and expenses, and dividing the resulting figure by the number of the Fund's outstanding shares.  Expenses, including the advisory fee payable to the Adviser, are charged to each Fund daily.

Securities held by each Fund are generally valued at market price, using an independent pricing service.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under procedures adopted by, the Board of Directors.  Money market instruments maturing in 60 days or less are valued at the amortized cost method.  Sometimes foreign securities markets are open on days when U.S. markets are closed.  Because some Funds hold foreign securities, there may be days when the net asset value of Fund shares changes even when the shares are not priced, and Fund shareholders cannot purchase or redeem shares.

If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of a Fund's net asset value per share, market quotations for that security may not be readily available.  If the impact of such a significant market event materially affects the net asset value per share of a Fund, the affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Directors.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  The Adviser makes such determinations in good faith in accordance with the Funds' valuation procedures.  There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determine its net asset value per share.

PURCHASE OF SHARES

Class I shares are purchased at their net asset value.  Class A shares generally are purchased at their offering price, which is normally net asset value plus an initial sales charge.  Shares of the

Funds are offered and sold on a continuous basis by the Distributor.  Not all of the Funds may be available for sale in a particular state.  Please consult a registered representative in your state or the Distributor for information on the availability of the Funds.

MINIMUM INVESTMENTS

The minimum initial investment for Class I shares of each Fund except the Nasdaq-100 Index Fund and the Money Market Fund generally is:

1)

$250,000; or

2)

 $1,000 ($500 in the case of an Individual Retirement Account ) for employees or agents of UNIFI, or affiliates thereof, or their spouses or dependents; or Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

No minimum amount applies for subsequent investments.

The minimum initial investment for Class A shares is:

1)

$2,000;

2)

$500 in the case of an Individual Retirement Account; or

3)

$1,000 if the purchaser of shares is any one of the following: employees or agents of Union Central, or affiliates thereof, or their spouses or dependents; or Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

The minimum subsequent investment for Class A shares of the Funds is $50.

The minimum initial investment for Class I shares of the Nasdaq-100 Index Fund and the Money Market Fund is:

1)

$5,000; or

2)

$500 in the case of an Individual Retirement Account; or

3)

$1,000 if the purchaser of shares is any one of the following: employees or agents of Union Central, or affiliates thereof, or their spouses or dependents; or Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

The minimum subsequent investment for Class I shares of the Nasdaq-100 Index Fund and the Money Market Fund is $50.

The Adviser may waive the minimum initial investment requirements as follows:

•

Shares transferred from existing accounts if the registration or beneficial owner remains the same;

•

Employees, and families of employees, of the Adviser and its affiliates;

•

Employee benefit plans sponsored by the Adviser;

•

Certain wrap programs offered by financial intermediaries;

•

Directors of the Fund and their families;

•

Certain qualified fee-based program accounts of investment advisers who have entered into arrangements with the Funds or the Distributor;

•

Institutional clients of the Adviser;

•

Defined contribution plans that the Adviser believes will reach $1million within an acceptable timeframe; and

•

Certain other separately managed account clients at the Adviser’s discretion.

SALES CHARGES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated entirely for larger purchases as shown in the table below.  All applicable sales charges will be deducted directly from your investment.

	Sales Charge as a % of
Investments in the Everest Fund*	Offering Price	Net Amount Invested	Dealer Concession
Less than $25,000	5.75%	6.10%	5.00%
$25,000-$49,999	5.00%	5.26%	4.25%
$50,000-$99,999	4.50%	4.71%	3.75%
$100,000-$249,999	3.50%	3.63%	2.75%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

* Prior To February 1, 2007, investments less than $100,000 were subject to a 5.75% sales charge.

	Sales Charge as a % of
Investments in the Large Cap Growth Fund	Offering Price	Net Amount Invested	Dealer Concession
Less than $25,000	5.75%	6.10%	5.00%
$25,000-$49,999	5.00%	5.26%	4.25%
$50,000-$99,999	4.50%	4.71%	3.75%
$100,000-$249,999	3.50%	3.63%	2.75%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

	Sales Charge as a % of
Investments in the Bond Fund	Offering Price	Net Amount Invested	Dealer Concession
Less than $25,000	4.25%	4.44%	3.50%
$25,000-$49,999	4.00%	4.17%	3.25%
$50,000-$99,999	3.75%	3.90%	3.00%
$100,000-$249,999	3.50%	3.63%	2.75%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$749,999	2.00%	2.04%	1.60%
$750,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

	Sales Charge as a % of
Investments in the Short-term Government Fund	Offering Price	Net Amount Invested	Dealer Concession
Less than $25,000	3.00%	3.09%	2.40%
$25,000-$49,999	2.75%	2.83%	2.15%
$50,000-$99,999	2.50%	2.56%	2.00%

$100,000-$249,999	2.25%	2.30%	1.75%
$250,000-$499,999	2.00%	2.04%	1.60%
$500,000-$749,999	1.75%	1.78%	1.35%
$750,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

	Sales Charge as a % of
Investments in the High Yield Bond Fund	Offering Price	Net Amount Invested	Dealer Concession
Less than $25,000	4.25%	4.44%	3.50%
$25,000-$49,999	4.00%	4.17%	3.25%
$50,000-$99,999	3.75%	3.90%	3.00%
$100,000-$249,999	3.50%	3.63%	2.75%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$749,999	2.00%	2.04%	1.60%
$750,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

Class A Sales Charge Waivers

The following investments are not subject to any initial sales charge:

•

investments made by accounts that are part of certain qualified fee-based programs of investment advisers who have entered into arrangements with Summit Mutual Funds or the Distributor providing for a waiver of initial sales charges;

•

investments made through broker-dealers or other financial intermediaries, such as so-called "fund supermarkets," that have entered into an agreement with Summit Mutual Funds or the Distributor providing for a waiver of initial sales charges; and

•	individual retirement account rollovers involving retirement plan assets invested in Summit Mutual Funds.
•

employees or agents of UNIFI, or affiliates thereof, or their spouses or dependents; or Directors, officers, employees, or affiliates of Summit Mutual Funds or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents.

To receive a waiver of Class A initial sales charges, an investor or its representative must inform the Distributor at the time of purchase.  A failure to so inform the Distributor may result in not receiving a sales charge waiver to which an investor is otherwise entitled.  Sales charge waivers may be discontinued at any time.

Investors eligible to buy Class A shares without an initial sales charge may not impose a sales charge if they re-sell the shares.

Reducing the Initial Sales Charge on Your Class A Shares

Consistent with the policies described in this prospectus, you and your immediate family may combine all of your Class A Summit Mutual Funds investments to reduce your Class A sales charge.

Large Investments.  As indicated in the table above, substantial investments receive lower sales charge rates.

Rights of Accumulation.  Rights of accumulation allow you, your spouse and dependents to combine your new purchases of Class A shares with shares that you already own, for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letter of Intent.   By signing a Letter of Intent (LOI) you can reduce your Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Summit Class A Funds. Any shares purchased within 90 days prior to the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

If you establish an LOI with Summit Apex Series you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

The Distributor must be notified when a purchase is made that may qualify under any of the above provisions.  Consequently, an investor acquiring Class A shares directly from the Distributor must indicate in the purchase order that the purchase may qualify under any of the above provisions, and must provide enough information to substantiate the claim.  If an investor purchases Class A shares through a dealer or other financial intermediary, the investor must inform the dealer or intermediary of any facts that may qualify a purchase for any of the above provisions, such as other holdings of Class A shares held directly with the Funds or through other accounts with other dealers or financial intermediaries, and must provide enough information to substantiate the claim. A failure to provide such notice and information may result in not receiving a sales charge reduction to which an investor is otherwise entitled.

For more information about how to reduce Class A shares initial sales charge, please visit Summit Mutual Funds' website (www.summitfunds.com) or consult your broker or financial intermediary.

BUYING SHARES

Purchase requests accompanied by a check or wire payment for any Fund which are received in proper form by the transfer agent or an authorized dealer or other agent of the Fund before the time as of which a Fund's net asset value per share is determined on a business day for the Funds will be executed the same day, at that day's closing price, provided that payment is received by the close of regular trading hours. Orders received after the time as of which a Fund's net asset value per share is determined and orders for which payment is not received by the close of regular trading hours on the New York Stock Exchange will be executed on the next business day after receipt of both order and payment in proper form.

OPENING AN ACCOUNT BY MAIL

Complete an application and mail it along with a check payable to Summit Mutual Funds, to:

The Summit Mutual Funds

c/o U. S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701.

For overnight or express delivery, mail to:

The Summit Mutual Funds

c/o U. S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202-5207.

ADDING TO AN ACCOUNT BY MAIL Make your check payable to Summit Mutual Funds. Please include your account number on your check and mail it to the address at the left.

THROUGH AN AUTHORIZED DEALER

A registered representative at your dealer can assist you with all phases of your investment.  The dealer is responsible for opening your account and providing your taxpayer identification number to the Funds. Your dealer may charge fees for its services in addition to charges and fees associated with the Funds.

THROUGH AN AUTHORIZED DEALER

If your dealer has already established your account for you, no additional documentation is needed.  Simply contact your dealer to place your order.  The dealer's bank may charge you for a wire transfer, and your dealer may charge fees for its services in addition to charges and fees associated with the Funds.

AUTOMATICALLY Call 1-888-259-7565 to obtain a purchase application, which includes information for an Automatic Investment Plan.	AUTOMATICALLY Complete an Automatic Investment Plan Application to automatically purchase more shares.

BY WIRE

To open an account by wire, a completed account application is required before your wire can be accepted.  You can mail or overnight deliver your account application to the transfer agent.  Upon receipt of your completed application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be given to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, the account number and your name so that monies can be correctly applied.

U.S. Bancorp

777 East Wisconsin Avenue

Milwaukee, WI 53202ABA Number: 075000022

Credit to: U.S. Bancorp Fund

Services, LLC

Account Number: 112-952-137

Further credit to: Summit Mutual Funds

(account name and account number)

Summit Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

BY WIRE

Call 1-888-259-7565 prior to sending the wire in order to ensure prompt and accurate handling of funds. Ask your bank to transmit immediately available funds by wire as described at the left.

Please include your account number.

The Summit Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

INTERNET

Log onto www.summitfunds.com,  print and complete the application and mail it along with a check payable to Summit Mutual Funds at:

The Summit Mutual Funds

c/o U. S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

For overnight or express delivery, mail to:

The Summit Mutual Funds

c/o U. S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202-5207.

INTERNET

After your account is established, you may set up a PIN number by logging onto www.summitfunds.com  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the Automated Clearing House (ACH) network.  Please make sure that your fund account is set up with bank account instructions and that your bank is an ACH member.  You must indicate on your application that telephone transactions are authorized in order to complete internet transactions.

BY TELEPHONE EXCHANGE Call 1-888-259-7565 to exchange from another Summit Mutual Funds account with the same registration including name, address and taxpayer ID number.	BY TELEPHONE EXCHANGE Call 1-888-259-7565 to exchange from another Summit Mutual Funds account with the same registration including name, address and taxpayer ID number.

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PLEASE NOTE: All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars to Summit Mutual funds.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier's checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The transfer agent will charge a $25.00 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment that is returned.

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ADDITIONAL INFORMATION ON BUYING SHARES

•	Each Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.
•

Federal regulations require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Funds reserve the right to reject applications without such a number.  Any accounts opened without a proper number will be subject to backup withholding at a rate of 28% on all liquidations and dividend and capital gain distributions.

•	Payment for shares of a Fund in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the respective Fund.
•	Investors may be charged a fee if they effect transactions through a broker or agent.
•

The Funds have authorized one or more brokers to receive purchase and redemptions orders on the behalf of each Fund.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.  Customer orders will be priced at each Fund's Net Asset Value next computed after the order is received by an authorized broker or the broker's authorized designee.

•

The Funds generally do not sell shares to investors outside the United States, even if they are U.S. citizens or lawful permanent residents, except to investors in the U.S. military with APO or FPO addresses.

REDEMPTION OF SHARES

Redemption requests for any of the Funds received by the transfer agent or an authorized dealer or other agent of the Funds before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day for the Funds will be executed the same day, at that day's closing price. Orders received after the close will receive the next business day's closing price.

A signature guarantee is required to redeem shares in the following situations:

•

When ownership has been changed on your account

•

when adding telephone redemptions to an existing account (the need for a signature guarantee in this instance is described elsewhere in this Prospectus)

•

when adding or changing fed wire instructions on an account

•

when the redemption amount exceeds $50,000

•

when the proceeds are to be sent elsewhere than the address of record

•

when the address of record has been changed by telephone within the preceding 15 days

In additional to the situations listed above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Each signature must be guaranteed in writing by either a commercial bank that is a member of the FDIC, a trust company, a credit union, a savings association, a member firm of a national securities exchange or other eligible guarantor institution.

BY TELEPHONE

Call 1-888-259-7565 with your account name, and amount of redemption (minimum $500). Redemption proceeds will only be sent by check to a shareholder's address of record, by wire to a pre-determined bank, or by electronic funds transfer via the Automated Clearing House (ACH) network to the bank account established on your fund account.  There is a $15 fee for each wire transfer.  If proceeds are sent via the ACH network, the funds are usually available in 2-3 business days.  Telephone redemptions are only available if authorized on the account application and if there has been no change of address by telephone within the preceding 15 days.

BY MAIL

Mail your instructions to Summit Mutual Funds, P.O. Box 701, Milwaukee, WI 53201-0701 (via overnight delivery to 615 E. Michigan Street, Milwaukee, WI 53202).  Include the number of shares or the amount to be redeemed and your account number. Your instructions must be signed by all persons required to sign for transactions exactly as their names appear on the account. The request may need to be signature guaranteed.  Please call a customer service representative at 1-888-259-7565 who can assist you in determining if you need a signature guarantee.

THROUGH AN AUTHORIZED DEALER

Please contact your dealer to place your redemption request.  Your dealer may impose a service charge or other fee in addition to charges and fees associated with the Funds.

INTERNET

Your account number, PIN number and your social security number are required for internet redemptions.  You may establish your PIN number on-line.  Redemption proceeds will only be sent by check to a shareholder's address of record or via electronic funds transfer through the Automated Clearing House (ACH) network to the bank account of a commercial bank located within the United States as shown on the transfer agent's records Your signed account application must be received at least 15 business days prior to the initial transaction.

AUTOMATICALLY

Call 1-888-259-7565 for a Systematic Withdrawal Plan application ($5,000 account minimum and $50 minimum per transaction).

Guarantees must be signed by an eligible guarantor institution and "Signature Guaranteed" must appear with the signature.

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The Funds may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.

ADDITIONAL TRANSACTION INFORMATION

TELEPHONE AND INTERNET REQUESTS

New accounts will be granted telephone and internet transaction privileges unless you specifically decline these features.  If you subsequently decide to arrange for telephone and internet purchases, exchanges or redemptions after you have opened your account or to change the bank or account designated to receive redemption proceeds, send a written request to U.S. Bancorp Fund Services, LLC or contact your registered representative. A signature guarantee may be required.

Once a telephone or internet transaction is placed, it cannot be canceled or modified.  Such transactions will be recorded and confirmed in writing. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail.

The Funds reserve the right to modify or terminate telephone and internet redemption privileges at any time if they believe it is advisable to do so.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareholder is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request to the transfer agent.

INTERNET OPTIONS
Internet exchange privileges apply to each shareholder account unless declined.  Internet purchase and redemption privileges are ONLY available if the shareholder has provided a voided check to establish bank account information.

ADDITIONAL REDEMPTION INFORMATION

In an effort to prevent unauthorized or fraudulent purchase and redemption requests by telephone or internet, U. S. Bancorp employs reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to transact by telephone will be required to provide their account number. Investors electing to transfer by internet must enter a personal identification number (PIN). All telephone or internet transactions will be recorded and confirmed in writing. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Summit Mutual Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Summit Mutual Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareholder is liable for any loss for unauthorized transactions.

The Funds will make payment for redeemed shares typically within one or two business days, but no later than the seventh day after receipt by the transfer agent of a request in proper form, except as provided by SEC rules.  However, if any portion of the shares to be redeemed represents an investment made by check, the Funds will delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected, which may take twelve days from the purchase date.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

ACCOUNTS BELOW THE MINIMUM BALANCE

If your account falls below $1,000 (or $500 for an IRA), the Funds may redeem your account.  The Funds will impose no charge and will give you sixty days' written notice prior to any redemption or conversion, as applicable, during which you may redeem your shares or purchase additional shares to satisfy applicable account minimums.

REDEMPTION IN KIND

Each Fund intends to pay cash for all shares redeemed, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of a Fund by a single shareholder over any 90-day period. If such a redemption request is presented and the Fund deems it to be detrimental to existing shareholders to pay the redemption in cash, the Fund may pay part of the redemption in the Fund's portfolio securities at their then-current market value equal to the redemption price. If you received securities in kind and converted them to cash, you would incur brokerage costs. Redemptions in kind, like all redemptions, are taxable transactions.

EXCHANGE OF SHARES

Without a sales charge, you may exchange shares of a Fund for shares of the same class of another Fund.  An exchange is treated as a redemption of Fund shares and a purchase of another Fund's shares.

For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, an investor may realize a capital gain or loss. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. No exchange fee is currently imposed by Summit Mutual Funds on exchanges. However, Summit Mutual Funds reserves the right to impose a charge in the future.  Summit Mutual Funds reserves the right to reject the purchase component of any exchange request, and the exchange privilege may be modified or terminated at any time. At least sixty days' notice will be given to shareholders of any material modification or termination except where notice is not required under SEC regulations. Also keep in mind:

•	Exchanges are available only in states where exchanges may be legally made.

•	The minimum amount which may be exchanged is the lesser of $1,000 or all the shares of that Fund.

•	You may not exchange shares which have been purchased by check, that have been held for less than 12 days.

•	It may be difficult to make telephone exchanges in times of drastic economic or market changes.

The Funds also offer a systematic exchange plan that allows you to automatically exchange shares in one Fund into a different Fund at set time intervals.  Call 1-888-259-7565 to establish a systematic exchange plan.

EXCESSIVE TRADING

The Funds are not intended for excessive trading or market timing.  Frequent trading into and out of a Fund can disrupt portfolio investment strategies, result in lower portfolio performance and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.  In particular, a Fund may have difficulty implementing its long-term investment strategies if forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity resulting from market timing.  Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short term trading activity.  In addition, a Fund may incur increased expenses if one or more investors engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs without attaining any investment advantage.  Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity.  If a Fund is unable to detect those shareholders engaging in market timing and/or excessive trading, the previously mentioned harms associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur for the remaining investors.  Even if the Fund is able to avoid additional expenses related to the impact of excessive trading of its shares, excessive trading or market timing activities in the Acquired Funds may increase expenses.

The Funds are not designed to accommodate excessive trading and the Funds' Board of Directors has adopted policies to discourage excessive trading of the Funds' shares. If you wish to engage in excessive trading, we request that you do not purchase shares of the Fund.  The Funds define "excessive trading" as exceeding one purchase and sale involving a Fund within any 60-day period.  You can move substantial assets from a Fund to another Fund and, within the next 60 days, sell your shares in that Fund to return to the first Fund. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions that are not part of exchanges and (2) systematic purchases or redemptions made through an automatic investment plan or an automatic withdrawal plan.

The Funds monitor daily cash flows by account to detect possible excessive trading by individuals or groups.  If excessive trading is found, the Funds will take the following actions if you exceed the number of trades described above: 1) the first time a Fund determines that you have traded excessively, the Fund will notify you in writing that your account will be monitored for additional transactions in excess of the foregoing limits; 2) upon the second incidence of excessive trading by you, the Fund will bar you indefinitely from further purchases of shares of the Fund, including purchases in connection with exchange transactions.

The Funds may, in their sole discretion, take any account off of the list of monitored accounts, or restore suspended transfer privileges if it determines that the transactions were inadvertent or were not done with the intent to market time.  OTHERWISE, ALL OF THE POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING AS DESCRIBED IN THIS SECTION WILL BE APPLIED UNIFORMLY AND WITHOUT EXCEPTION.  Other trading activities may be detrimental to the Funds.  Therefore, shareholder accounts may be placed on the list of monitored accounts despite the fact the shareowner has not exceeded the established transfer limits.

The Funds and their agents reserve the right not to accept in whole or in part, without prior notice, any purchase request, including exchange purchases from one Fund to another Fund, by any investor or group of investors indefinitely, for any reason, particularly if they believe that any combination of trading activity in the Funds is attributable to market timing or is otherwise excessive or potentially disruptive to the Funds.  Some of the factors that may be considered when determining whether or not to accept a purchase request may include, but not be limited to:

•

the number of transfers made in a defined period;

•

the dollar amount of the transfer;

•

the total assets of the Fund involved in the transfer;

•

the investment objectives of the particular portfolios involved in the transfers; and/or

•

whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

The Funds currently do not assess a mandatory redemption fee, but may do so in the future.

The trading history of accounts under common ownership or control may be considered in enforcing these policies.  Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be rejected in whole or in part by a Fund.  Purchase transactions accepted by your financial intermediary or plan sponsor in violation of the Funds' excessive trading policy are not deemed accepted by the Funds and may be cancelled or revoked by the Funds on the next business day following the order by the intermediary.

While the Funds discourage excessive short-term trading and intend to apply their policies uniformly to all shareholders, the Funds cannot always know or reasonably detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements. In addition, monitoring and discouraging excessive trading may require the cooperation of financial intermediaries, which cannot necessarily be assured.

ACCOUNT STATEMENTS

Account statements generally will be mailed after each purchase, reinvestment of dividends and redemption. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Generally, the Fund does not send statements to underlying beneficial owners for Funds held in brokerage, retirement or other similar accounts.

INTERNET SERVICES

You may also access information about the Funds and your account balances by visiting our website at www.summitfunds.com.

RETIREMENT PLANS

The Fund offers individual retirement accounts including SIMPLE and SEP IRAs. For details concerning Retirement Accounts (including service fees), please call U. S. Bancorp Fund Services, LLC at 1-888-259-7565.

VERIFICATION OF INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.  Accordingly, the Fund or your financial intermediary must obtain the following information about each person who opens an account:

•

Name;

•

Date of birth (for individuals);

•

Physical residential address (though post office boxes are still permitted for mailing); and

•

Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity.  In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits a Fund from opening accounts unless it receives the minimum identifying information listed above.

After an account is opened, the Funds may restrict your ability to purchase additional shares or may impose other restrictions until your identity is verified.  The Funds also may close your account or take other appropriate action if they cannot verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the net asset value per share next calculated after the account is closed.  If your account is closed at the request of governmental or law enforcement authority, the Fund may be required to withhold the redemption proceeds.

PRIVACY POLICY

Securities and Exchange Commission Regulation S-P requires us to disclose our policies and safeguards regarding the nonpublic personal information about you that we possess as a result of your relationship with us. The full text of our Privacy Policy follows.

Summit Mutual Funds collects the following nonpublic personal information about you:

•

Information received from you on or in applications or other forms, correspondence, or conversations, including but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

•

Information about your transactions with Summit Mutual Funds, its affiliates, or others, including but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

Summit Mutual Funds does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, it is permitted by law to disclose all of the information it collects, as described above, to the Funds' transfer agent to process your transactions.  Furthermore, access to your nonpublic personal information is restricted to those persons who require such information to provide products or services to you.  Physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information are maintained.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

DELIVERY OF REPORTS

The Securities and Exchange Commission has rules to allow us to combine mailings of certain materials, eliminating duplicate copies sent to your address. Only one Prospectus, Annual and Semiannual Report will be sent to shareholders with the same last name and address on their Summit accounts, as well as to shareholders with the same address whom we believe to be part of the same family.  Sending only one Prospectus and Shareholder Report to your household will reduce Fund expenses for producing and mailing these documents.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Dividends from net investment income of the Money Market Fund are declared daily and paid monthly.  Dividends from net investment income of the other Funds are declared and paid as follows:

Annually:	Quarterly:
Everest Fund	Bond Fund
Large Cap Growth Fund	Short-term Government Fund
Nasdaq-100 Index Fund	High Yield Bond Fund

Any capital gains are distributed annually. Your dividends and capital gains distributions will be reinvested automatically in additional shares of the dividending fund (or any other Summit Fund under our Flexivest option - call 1-888-259-7565 to establish your Flexivest option) unless you notify Summit Mutual Funds that you elect to receive distributions in cash.  Class A shares may pay lower dividends due to their higher levels of operating expenses. If you have elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, your distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions of "qualified dividend income" and distributions attributable to the net long-term capital gains of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Fund shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

•

Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•

Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

•

A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•

Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•

Distributions of certain long-term gains from depreciable real estate are taxed at a minimum rate of 25%.

REITs and other investment vehicles in which a Fund may invest are subject to complicated Internal Revenue Code rules. The tax laws that apply to these investment vehicles have the potential to create negative tax consequences for the Fund, or for certain shareholders of the Fund, including, in particular, charitable remainder trusts. Also, REIT investments in the Fund's portfolio may distribute amounts that later are determined to be a return of capital.  A Fund will designate its income dividends and capital gain distributions based on all available information at the time of the declaration. Such late notification of return of capital distributions from portfolio holdings may complicate the process of determining the nature of the Fund's distributions to it shareholders.  You should note that if you purchase Fund shares just prior to a dividend or capital gain distribution, the purchase price will reflect the amount of the upcoming dividend or distribution, but you will be taxable on the entire amount of the dividend or distribution received, even though, as an economic matter, the dividend or distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your Fund shares, including an exchange for Fund shares of another Fund, based on the difference between your tax basis in the Fund shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Fund shares.) Any loss realized on Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the Fund shares.  Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Pursuant to current tax law, a regulated investment company (a "RIC") such as a Fund that earns certain interest income that would not be subject to U.S. tax if earned by a foreign person directly will be permitted, to the extent of such income, to designate a dividend it pays as derived from such interest income. A foreign person who is a shareholder in the RIC generally will be able to treat such a dividend as exempt from gross-basis U.S. tax, as if the foreign person had earned the interest directly. The new law generally applies to dividends with respect to taxable years of RICs beginning after December 31, 2004 and before January 1, 2008.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

As with all mutual funds, the Fund may be required to withhold federal income tax from distributions and redemption proceeds ("backup withholding") under certain circumstances.  See Statement of Additional Information for more details.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

NASDAQ DISCLAIMER

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and "Nasdaq-100 Index" have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund.  The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds.  Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund.  Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is incorporated by reference into the Statement of Additional Information and is available upon request. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.

Computed on the basis of a share of capital stock outstanding throughout the period.  All Class I share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

	Everest Fund
	Class I
	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$63.81	$61.56	$58.15	$49.88	$39.85

Investment Activities:
Net investment income / (loss)	0.93(1)	0.96(1)	0.90	0.80	0.74
Net realized and unrealized gains / (losses)	8.32	8.13	6.97	8.27	10.13
Total from Investment Activities	9.25	9.09	7.87	9.07	10.87

Distributions:
Net investment income	(0.99)	(0.65)	(0.79)	(0.80)	(0.80)
Net realized gains	(3.51)	(6.19)	(3.67)	-	(0.04)
Total Distributions	(4.50)	(6.84)	(4.46)	(0.80)	(0.84)

Net asset value, end of period	$68.56	$63.81	$61.56	$58.15	$49.88
Total return	14.88%	16.13%	13.96%	18.29%	27.63%

Ratios / Supplemental Data:
Ratio of expenses to average net assets	0.91%	0.92%	0.97%	0.97%	0.98%
Ratio of net investment income / (loss) to average net assets	1.38%	1.59%	1.51%	1.46%	1.64%
Portfolio turnover rate (2)	50.86%	54.89%	63.46%	73.43%	58.23%
Net assets, end of period (000's)	$95,460	$ 80,383	$65,755	$61,042	$48,821

	Class A
	For the Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$63.25	$61.14	$58.62	$50.34	$39.84

Investment Activities:
Net investment income / (loss)	0.75(1)	0.80(1)	1.26	0.66	0.61
Net realized and unrealized gains / (losses)	8.24	8.09	6.46	8.35	10.22
Total from Investment Activities	8.99	8.89	7.72	9.01	10.83

Distributions:
Net investment income	(0.87)	(0.59)	(1.53)	(0.73)	(0.29)
Net realized gains	(3.51)	(6.19)	(3.67)	-	(0.04)
Total Distributions	(4.38)	(6.78)	(5.20)	(0.73)	(0.33)

Net asset value, end of period	$67.86	$63.25	$61.14	$58.62	$50.34
Total return(3)	14.58%	15.87%	13.65%	17.99%	27.32%

Ratios / Supplemental Data:
Ratio of expenses to average net assets	1.16%	1.17%	1.22%	1.22%	1.23%
Ratio of net investment income / (loss) to average net assets	1.13%	1.34%	1.03%	1.17%	1.39%
Portfolio turnover rate (2)	50.86%	54.89%	63.46%	73.43%	58.23%
Net assets, end of period (000's)	$7,201	$2,903	$875	$16	$ 5

(1) Per share amounts are based on average shares outstanding.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) Total Return calculations do not include sales charges.

Large Cap Growth Fund Class I	Period from February 1, 2007(1) to September 30, 2007

Net asset value, beginning of period	$50.73

Investment Activities:
Net investment income / (loss)	0.04
Net realized and unrealized gains / (losses)	3.83
Total from Investment Activities	3.87

Distributions:
Net investment income	-
Net realized gains	-
Total Distributions	-

Net asset value, end of period	$54.60
Total return	7.63%

Ratios / Supplemental Data:
Ratio of expenses to average net assets – net(2)	1.10%(3)
Ratio of expenses to average net assets – gross	14.12%(3)
Ratio of net investment income / (loss) to average net assets	0.20%(3)
Portfolio turnover rate (4)	46.36%
Net assets, end of period (000's)	$1,050

Large Cap Growth Fund Class A	Period from December 28, 2006(1) to September 30, 2007

Net asset value, beginning of period	$50.00

Investment Activities:
Net investment income / (loss)	(0.05)
Net realized and unrealized gains / (losses)	4.56
Total from Investment Activities	4.51

Distributions:
Net investment income	-
Net realized gains	-
Total Distributions	-

Net asset value, end of period	$54.51
Total return(5)	9.02%

Ratios / Supplemental Data:
Ratio of expenses to average net assets – net(2)	1.35%(3)
Ratio of expenses to average net assets – gross	16.22%(3)
Ratio of net investment income / (loss) to average net assets	-0.03%(3)
Portfolio turnover rate (4)	46.36%
Net assets, end of period (000's)	$31

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.
(4) Portfolio turnover is calculated on a basis of the Fund as a whole without distinguishing between classes of shares issued.
(5) Total return calculations do not include sales charges.

	Nasdaq-100 Index Fund
	Class I
	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$21.68	$21.09	$18.71	$17.35	$11.18

Investment Activities:
Net investment income / (loss)	0.01	0.05 (2)	0.16	(0.07)	(0.04)
Net realized and unrealized gains / (losses)	5.64	0.61	2.31	1.43	6.21
Total from Investment Activities	5.65	0.66	2.47	1.36	6.17

Distributions:
Net investment income	(0.06)	(0.07)	(0.09)	-	-
Total Distributions	(0.06)	(0.07)	(0.09)	-	-

Net asset value, end of period	$27.27	$21.68	$21.09	$18.71	$17.35
Total return	26.16%	3.08%	13.20%	7.84%	55.19%

Ratios / Supplemental Data:
Ratio of expenses to average net assets - net(1)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets - gross	1.10%	1.09%	1.13%	1.13%	1.38%
Ratio of net investment income / (loss) to average net assets	0.06%	0.25%	0.79%	-0.33%	-0.33%
Portfolio turnover rate	15.20%	12.89%	10.60%	4.92%	7.68%
Net assets, end of period (000's)	$24,130	$15,644	$17,040	$16,874	$15,847

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2) Per share amounts are based on average shares outstanding.

	Bond Fund - Class I
	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$49.88	$50.18	$51.40	$51.73	$50.35

Investment Activities:
Net investment income / (loss)	2.55	2.59	2.47	2.44	3.34
Net realized and unrealized gains / (losses)	(0.54)	(0.44)	(1.15)	0.06	1.12
Total from Investment Activities	2.01	2.15	1.32	2.50	4.46

Distributions:
Net investment income	(2.60)	(2.45)	(2.54)	(2.83)	(3.08)
Total Distributions	(2.60)	(2.45)	(2.54)	(2.83)	(3.08)

Net asset value, end of period	$49.29	$49.88	$50.18	$51.40	$51.73
Total return	4.12%	4.46%	2.64%	5.05%	9.22%

Ratios / Supplemental Data:
Ratio of expenses to average net assets	0.76%	0.71%	0.74%	0.72%	0.69%
Ratio of net investment income / (loss) to average net assets	5.08%	5.17%	4.82%	4.82%	6.53%
Portfolio turnover rate(3)	87.91%	62.28%	46.97%	79.28%	125.15%
Net assets, end of period (000's)	$92,451	$94,666	$97,119	$92,148	$91,745

Bond Fund Class A	Period from February 1, 2007(2) to September 30, 2007

Net asset value, beginning of period	$49.75

Investment Activities:
Net investment income / (loss)	1.33
Net realized and unrealized gains / (losses)	(0.38)
Total from Investment Activities	0.95

Distributions:
Net investment income	(1.24)
Total Distributions	(1.24)

Net asset value, end of period	$49.46
Total return(4)	1.92%

Ratios / Supplemental Data:
Ratio of expenses to average net assets	1.03%(1)
Ratio of net investment income / (loss) to average net assets	4.84%(1)
Portfolio turnover rate (3)	87.91%
Net assets, end of period (000's)	$77

(1) Annualized.
(2) Commencement of operations.
(3) Portfolio turnover is calculated on a basis of the Fund as a whole without distinguishing between classes of shares issued.
(4) Total return calculations do not include sales charges.

	Short-term Government Fund - Class I
	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$51.10	$51.05	$51.84	$52.56	$53.48

Investment Activities:
Net investment income / (loss)	2.09	1.84	1.41	1.30	1.37
Net realized and unrealized gains / (losses)	0.44	(0.05)	(0.78)	(0.87)	(0.42)
Total from Investment Activities	2.53	1.79	0.63	0.43	0.95

Distributions:
Net investment income	(2.13)	(1.74)	(1.42)	(1.15)	(1.58)
Net realized gains	-	-	-	-	(0.29)
Total Distributions	(2.13)	(1.74)	(1.42)	(1.15)	(1.87)

Net asset value, end of period	$51.50	$51.10	$51.05	$51.84	$52.56
Total return	5.06%	3.58%	1.24%	0.83%	1.81%

Ratios / Supplemental Data:
Ratio of expenses to average net assets - net(2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets - gross	0.96%	0.84%	0.88%	0.85%	0.81%
Ratio of net investment income / (loss) to average net assets	4.11%	3.55%	2.59%	2.16%	2.00%
Portfolio turnover rate(4)	32.26%	41.95%	15.98%	32.31%	55.57%
Net assets, end of period (000's)	$27,270	$28,013	$28,368	$28,981	$31,664

(

Short-term Government Fund Class A	Period from February 1, 2007(1) to September 30, 2007

Net asset value, beginning of period	$50.99

Investment Activities:
Net investment income / (loss)	1.37
Net realized and unrealized gains / (losses)	0.43
Total from Investment Activities	1.80

Distributions:
Net investment income	(1.14)
Net realized gains	-
Total Distributions	(1.14)

Net asset value, end of period	$51.65
Total return(5)	3.57%

Ratios / Supplemental Data:
Ratio of expenses to average net assets – net(2)	0.98%(3)
Ratio of expenses to average net assets - gross	1.25%(3)
Ratio of net investment income / (loss) to average net assets	4.73%(3)
Portfolio turnover rate (4)	32.26%
Net assets, end of period (000's)	$10

(1) Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3) Annualized.
(4) Portfolio turnover is calculated on a basis of the Fund as a whole without distinguishing between classes of shares issued.
(5) Total return calculations do not include sales charges.

	High Yield Bond Fund - Class I
	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$28.75	$28.69	$27.59	$26.67	$23.48

Investment Activities:
Net investment income / (loss)	1.81	1.94	1.93	1.90	2.20
Net realized and unrealized gains / (losses)	(0.30)	0.13	1.00	1.08	3.13
Total from Investment Activities	1.51	2.07	2.93	2.98	5.33

Distributions:
Net investment income	(1.83)	(2.01)	(1.83)	(2.06)	(2.14)
Total Distributions	(1.83)	(2.01)	(1.83)	(2.06)	(2.14)

Net asset value, end of period	$28.43	$28.75	$28.69	$27.59	$26.67
Total return	5.40%	7.52%	11.03%	11.64%	23.92%

Ratios / Supplemental Data:
Ratio of expenses to average net assets	1.25%	1.17%	1.22%	1.21%	1.18%
Ratio of net investment income / (loss) to average net assets	6.68%	7.17%	6.81%	6.93%	8.80%
Portfolio turnover rate(2)	97.01%	100.17%	99.09%	162.69%	214.02%
Net assets, end of period (000's)	$24,300	$19,942	$19,094	$18,777	$18,519

High Yield Bond Fund Class A	Period from February 1, 2007(1) to September 30, 2007

Net asset value, beginning of period	$29.18

Investment Activities:
Net investment income / (loss)	0.96
Net realized and unrealized gains / (losses)	(0.63)
Total from Investment Activities	0.33

Distributions:
Net investment income	(0.96)
Total Distributions	(0.96)

Net asset value, end of period	$28.55
Total return(3)	1.16%

Ratios / Supplemental Data:
Ratio of expenses to average net assets	1.54%(4)
Ratio of net investment income / (loss) to average net assets	6.50%(4)
Portfolio turnover rate (2)	97.01%
Net assets, end of period (000's)	$225

(1) Commencement of operations.
(2) Portfolio turnover is calculated on a basis of the Fund as a whole without distinguishing between classes of shares issued.
(3) Total return calculations do not include any sales charges.
(4) Annualized

	Money Market Fund
	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Activities:
Net investment income / (loss)	0.05	0.04	0.02	0.01	0.01
Total from Investment Activities	0.05	0.04	0.02	0.01	0.01

Distributions:
Net investment income	(0.05)	(0.04)	(0.02)	(0.01)	(0.01)
Total Distributions	(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.06%	4.33%	2.30%	0.79%	0.95%

Ratios / Supplemental Data:
Ratio of expenses to average net assets - net(1)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets - gross	0.58%	0.56%	0.60%	0.59%	0.56%
Ratio of net investment income / (loss) to average net assets	4.96%	4.30%	2.33%	0.79%	0.95%
Net assets, end of period (000's)	$137,723	$125,364	$109,406	$103,499	$112,651

(1)Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

APPENDIX A:  RATINGS

CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Rating Services

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMMERCIAL PAPER RATINGS

Moody's Investors Services, Inc.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:

•

management;

•

economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas;

•

competition and customer acceptance of products;

•

liquidity;

•

amount and quality of long-term debt;

•

ten-year earnings trends;

•

financial strength of a parent company and the relationships which exist with the issuer; and

•

recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Rating Services

Commercial paper rated A by Standard & Poor's Rating Services has the following characteristics:

•

Liquidity ratios are better than the industry average.

•

Long-term senior debt rating is "A" or better. In some cases, BBB credits may be acceptable.

•

The issuer has access to at least two additional channels of borrowing.

•

Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.

•

Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned.

Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

A Statement of Additional Information dated February 1, 2008, which contains further information about the Funds, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Funds' investments is available in Summit Mutual Funds' annual and semi-annual reports to shareholders. In Summit Mutual Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.  A copy of the Statement of Additional Information and the Funds' annual and semi-annual reports may be obtained without charge by calling Summit Mutual Funds, c/o U. S. Bancorp Fund Services, LLC, (888) 259-7565, or by writing Summit Mutual Funds, c/o U. S. Bancorp Fund Services, LLC, at P.O. Box 701, Milwaukee, WI 53201-0701.

Summit Mutual Funds' Statement of Additional Information, annual and semi-annual reports and certain other information about the Funds can be reviewed and copied at the SEC's Public Reference Room.  Information about the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.  Copies of Fund documents may be obtained, after paying a duplication fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request to publicinfo@sec.gov.

The Funds' Statement of Additional Information, annual and semi-annual reports and other information are available without charge at the Funds' web site:  http://summitfunds.com.

These Fund documents and other information about the Funds are also available without charge at the SEC's web site: http://www.sec.gov.

File Nos. 811-04000 and 002-90309

SMFI 514APEX 2/08

SMFI  515 SAI-APEX 3/07

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

SMFI  515 SAI-APEX 3/07

SUMMIT MUTUAL FUNDS, INC.

Summit Apex Series

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2008

This Statement of Additional Information regarding seven of the twenty-one Funds of Summit Mutual Funds, Inc. ("Summit Mutual Funds"), is not a prospectus.  The seven "Apex Series" of Summit Mutual Funds described in this Statement of Additional Information include:  Everest Fund, Large Cap Growth Fund, Nasdaq-100 Index Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund and Money Market Fund.  Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus.  Accordingly, this Statement should be read in conjunction with Summit Mutual Funds' current Prospectus dated February 1, 2008, which may be obtained by calling Summit Mutual Funds, c/o U. S. Bancorp Fund Services, LLC, (888) 259-7565, or by writing Summit Mutual Funds, c/o U. S. Bancorp Fund Services, LLC, at P.O. Box 701, Milwaukee, WI 53201-0701.  This Statement of Additional Information incorporates the financial statements describing the Summit Apex Series from the Funds' annual report dated September 30, 2007.  A copy of the Funds' annual report is available, without charge, by calling the toll-free number above or by visiting our website at www.summitfunds.com.

Summit Mutual Funds is an open-end management investment company.

TABLE OF CONTENTS

INVESTMENT POLICIES

2

MONEY MARKET INSTRUMENTS, OTHER SECURITIES AND INVESTMENT TECHNIQUES

2

CERTAIN RISK FACTORS RELATING TO HIGH YIELD, HIGH RISK BONDS

13

INVESTMENTS IN FOREIGN SECURITIES

14

FUTURES CONTRACTS

20

OPTIONS

23

WARRANTS

25

LOAN PARTICIPATIONS AND ASSIGNMENTS

26

SHORT SALES

26

LENDING PORTFOLIO SECURITIES

27

HYBRID INSTRUMENTS

27

ADDITIONAL INVESTMENT POLICIES - MONEY MARKET FUND

28

INVESTMENT RESTRICTIONS

30

DISCLOSURE OF PORTFOLIO HOLDINGS

33

PORTFOLIO TURNOVER

34

MANAGEMENT OF THE FUND

34

CONTROL PERSONS

36

INVESTMENT ADVISER

36

PAYMENT OF EXPENSES

37

LIMITATION OF EXPENSES

37

ADVISORY FEE

38

INVESTMENT ADVISORY AGREEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

38

INVESTMENT SUBADVISORY AGREEMENT

39

SERVICE AGREEMENT

39

SECURITIES ACTIVITIES OF ADVISER

39

CODE OF ETHICS

40

PORTFOLIO MANAGERS

40

DETERMINATION OF NET ASSET VALUE

48

PURCHASE AND REDEMPTION OF SHARES

48

DIVIDENDS AND TAXES

49

FUND TRANSACTIONS AND BROKERAGE

52

DISTRIBUTOR

53

DEALER REALLOWANCES

54

PERFORMANCE INFORMATION

55

PROXY VOTING PROCEDURES

57

GENERAL INFORMATION

57

CAPITAL STOCK

57

VOTING RIGHTS

58

ADDITIONAL INFORMATION

59

FINANCIAL STATEMENTS AND

59

SMFI  515 SAI-APEX 3/07

Independent Registered Public Accounting Firm

59

APPENDIX A:  NASDAQ DISCLAIMER

1

APPENDIX B:  PROXY VOTING PROCEDURES

2

SMFI  515 SAI-APEX 3/07

SUMMIT MUTUAL FUNDS, INC.

INVESTMENT POLICIES

The following specific policies supplement the Fund's "Investment Objectives and Policies" set forth in the Prospectus.

Money Market Instruments, Other Securities and Investment Techniques

Each Fund may invest in money market instruments whose characteristics are consistent with the Fund's investment program and are described below unless explicitly excluded in the text.

Small Bank Certificates of Deposit.  Each Fund, except for the Short-term Government Fund, may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC").  The FDIC presently insures accounts up to $100,000, but interest earned above such amount is not insured by the FDIC.

Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., one of the Funds) acquires ownership of the obligation (the underlying security) and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period.  This results in a fixed rate of return insulated from market fluctuations during such period.  Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the Investment Company Act of 1940.  Funds will not enter into a repurchase agreement which does not provide for payment within seven days if, as a result, more than 10% of the value of each Fund's net assets would then be invested in such repurchase agreements and other illiquid securities. The Funds will enter into repurchase agreements only where:  (i) the underlying securities are of the type (excluding maturity limitations) which the Funds' investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying securities, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The investments by a Fund in repurchase agreements may at times be substantial when, in the view of the Adviser, unusual market, liquidity, or other conditions warrant.

If the counterparty of the repurchase agreement defaults and does not repurchase the underlying security, the Fund might incur a loss if the value of the underlying security declines, and the Fund might incur disposition costs in liquidating the underlying security.  In addition, if the counterparty becomes involved in bankruptcy proceedings, the Fund may be delayed or prevented from obtaining the underlying security for its own purposes.  In order to minimize any such risk, the Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser, under the direction and supervision of the Board of Directors.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements.  Under reverse repurchase agreements, the Fund transfers possession of Fund securities to banks in return for cash in an amount equal to a percentage of the Fund securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest.  The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.  While a reverse repurchase agreement is in effect, the Custodian will segregate from other Fund assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

U.S. Government Obligations.  Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance.  Treasury bills have a maturity of one year or less.  Treasury notes have maturities of one to ten years at the time they are issued and Treasury bonds generally have a maturity of greater than ten years at the time they are issued.

Government Agency Securities.  Government agency securities that are permissible investments consist of securities either issued or guaranteed by agencies or instrumentalities of the United States Government.  Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority.  Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service.  Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality.  The Fund's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

Certificates of Deposit.  Each Fund, except for the Short-term Government Fund, may invest in certificates of deposit.  Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits.  Each Fund, except for the Short-term Government Fund, may invest in time deposits.  Time Deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance.  Each Fund, except for the Short-term Government Fund, may invest in bankers' acceptances.  A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).  The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date.  Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper.  Each Fund, except for the Short-term Government Fund, may invest in commercial paper.  Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Short Term Corporate Debt Securities.  Each Fund, except for the Short-term Government Fund, may invest in investment grade short term corporate debt securities with a remaining maturity of one year or less. The High Yield Bond Fund and the Bond Fund may invest in below investment grade ("junk") corporate debt securities.  Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.  Such issues tend to have greater liquidity and considerably less market value fluctuations than longer-term issues.

When-issued and Delayed-delivery Securities.  From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions.  The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period.  At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of such Fund.  At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also segregate with the Summit Mutual Funds' custodian cash or cash equivalents or other Fund securities equal in value to commitments for such when-issued or delayed-delivery securities.

Asset-Backed Securities.   Each Fund, except the Nasdaq-100 Index Fund and the Short-term Government Fund may invest in asset-backed securities. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations.  Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets.  Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.  Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

The High Yield Bond Fund may invest up to 10% of its total assets in asset-backed securities.  The Everest Fund, Bond Fund, Money Market Fund and Large Cap Growth Fund may invest without limitation in asset-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities.  The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.  Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.  See "Types of Credit Support" below.

Collateralized obligations are most often trade, credit card or automobile receivables.  The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof.  Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided.  As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Mortgage-Backed Securities.  Each Fund, except the Nasdaq-100 Index Fund and the Money Market Fund, may invest in mortgage-backed securities.  Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund.  The High Yield Bond Fund may invest up to 10% of its total assets in mortgage-backed securities.  The Everest Fund, Bond Fund, Short-term Government Fund and Large Cap Growth Fund may invest without limitation in mortgage-backed securities whose characteristics are consistent with the Fund's investment program and are not further limited below.  The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool.  (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund.  This principal is returned to the Fund at par.  As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.)  The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them.  The mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.  In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Methods Of Allocating Cash Flows.  While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms.  Multiple class asset-backed securities are issued for two main reasons.  First, multiple classes may be used as a method of providing credit support.  This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes.  See "Types of Credit Support."  Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future.  A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

Types Of Credit Support.  Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.  To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support.  Such credit support falls into two classes:  liquidity protection and protection against ultimate default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion.  Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool.  Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.  Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees).  The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments.  Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Automobile Receivable Securities.  Each Fund, except the Nasdaq-100 Index Fund and the Short-term Government Fund may invest in automobile receivable securities.  Automobile receivable securities are asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities").  Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof.  In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities.  Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties.  Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities.  Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities.  In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle.  The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

Credit Card Receivable Securities.  Each Fund, except the Nasdaq-100 Index Fund and the Short-term Government Fund may invest in credit card receivable securities.  Credit card receivable securities are asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").  Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts.  Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates.  In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account.  The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates.  The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events.  An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts.  In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

Other Assets.  The Adviser anticipates that asset-backed securities backed by assets other than those described above will be issued in the future.  Each Fund, except the Nasdaq-100 Index Fund and the Short-term Government Fund may invest in such securities in the future if such investment is otherwise consistent with its investment objective, policies and restrictions.  There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations.  Each Fund may invest in FNMA and FHLMC mortgage-backed obligations.  The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Collateralized Mortgage Obligations ("CMOs").  Each Fund other than the Nasdaq-100 Index Fund may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

Each Fund other than the Nasdaq-100 Index Fund may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities.  Stripped mortgage-backed securities ("SMBS") are usually structured with several classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (an IO), while the other class will receive all of the principal (a PO). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated or less-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment or obtain its initially assumed yield on some of these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on classes of SMBS that have more uncertain timing of cash flows are generally higher than prevailing market yields on other mortgage-backed securities because there is a greater risk that the initial investment will not be fully recouped or received as planned over time.

Each Fund other than the Nasdaq-100 Index Fund and the Money Market Fund, may invest in another CMO class known as leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest.  The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The staff of the Securities and Exchange Commission ("SEC" or the "Commission") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities and, accordingly, each Fund, except for the High Yield Bond Fund, will limit its investments in such securities, together with all other illiquid securities, to 10% of the Fund's net assets. The High Yield Bond Fund, will limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. Furthermore, each Fund, other than the High Yield Bond Fund limits investments in more risky CMOs (IOs, POs, inverse floaters) to no more than 5% of its total assets. The Funds will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position.  Under the staff's position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Board of Directors.  The Directors have delegated to the Adviser the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO.

Zero-Coupon and Pay-In-Kind Bonds.  Each Fund, other than the Nasdaq-100 Index Fund may invest in zero-coupon bonds.  The High Yield Bond Fund may invest up to 25% of its total assets in zero-coupon bonds.  A zero-coupon bond is a security that has no cash coupon payments.  Instead, the issuer sells the security at a substantial discount from its maturity value.  The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price.  The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated.  However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.  Since there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis.  When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

Each Fund, other than the Nasdaq-100 Index Fund and the Money Market Fund, may invest in pay-in-kind bonds.  The High Yield Fund may invest up to 25% of its total assets in pay-in-kind bonds.  Pay-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period.  PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow.  PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest).  The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.

Convertible Bonds.  Each Fund, except the Nasdaq-100 Index Fund, the Short-term Government Fund, and the Money Market Fund, may invest in convertible bonds.  The High Yield Bond Fund may invest up to 10% of its assets in convertible bonds.  The Bond Fund may invest up to 25% of its assets in convertible bonds and other securities.  Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio.  Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

While the High Yield Fund intends to invest primarily in debt securities, it may invest in convertible bonds.  While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions.  In such cases, the High Yield Fund may consider convertible bonds to gain exposure to such markets.

Equity Securities.  The Nasdaq-100 Index Fund, Everest Fund and Large Cap Growth Fund may invest in equity securities without restriction.  The Bond Fund and High Yield Bond Fund may invest up to 25% of their assets in equities. The Short-term Government Fund may not invest in equity securities.

Unit Investment Trusts.  Any Index-based Fund may invest in shares of a unit investment trust ("UIT"), which is currently in existence or is created in the future, which is designed to track the performance of the Fund's underlying Index.  UIT shares are units of beneficial interest in a UIT, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the component common stocks of an underlying Index.  While the investment objective of such a UIT is to provide investment results that generally correspond to the price and yield performance of the component common stocks of the underlying Index, there can be no assurance that this investment objective will be met fully.

Structured Notes.  Structured notes are derivative debt securities whose interest rate or principal is determined by a factor that is not associated with the issue. These factors may reference the value of one or more unrelated equity or fixed income securities (including an index), interest rates or commodities.  Structured securities may include terms providing that, in certain circumstances, no principal is due at maturity.  Such terms may result in a substantial loss of invested capital. Structured notes may be positively or negatively indexed. As a consequence, the appreciation of the reference factor may produce a significant increase or a decrease in the interest rate or the value of the security at maturity since the adjustment may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. These securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the referenced factor. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, however, the Adviser analyzes them in its overall assessment of the effective duration of the Fund's Fund in an effort to monitor the Fund's interest rate risk.

Acquired Funds and Notes. The Funds may invest in exchange-traded funds (ETFs) and other types of investment companies, funds and trusts, such as open-end mutual funds, unit investment trusts, closed-end funds, grantor trusts, and REITS – real estate investment trusts (collectively with ETFs, the “Acquired Funds”)  The Funds may also invest in exchange-traded notes (ETNs). These Acquired Funds and Notes track a securities or commodities index or a basket of securities or commodities. In addition to a Fund's operating expenses, investors will indirectly pay a proportionate share of the operating expenses of the ETFs and Acquired Funds and Notes. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the ETFs and Acquired Funds and Notes.

Exchange Traded Funds. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

Exchange Traded Notes. ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor.  They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets.  ETNs are not equity investments or investment companies, but they do share some characteristic with those investment vehicles.  As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index.  Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange.  Additionally, recent private letter rulings by the Internal Revenue Service have indicated that a regulated investment company (RIC) can rely on favorable treatment concerning whether ETNs that track commodity indices generate qualifying income under Section 851(b)(2).

Open-end Investment Companies (Mutual Funds). The 1940 Act provides that an underlying fund whose shares are purchased by the Funds will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will generally be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of a Fund’s assets.  In some cases deemed appropriate by the Adviser or the Board of Directors, shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities will be considered readily marketable securities (for example, exchange traded funds which are registered as open-end investment companies but listed on an exchange).

Under certain circumstances an underlying fund may determine to make payment or a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. In such cases, the Funds may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

Closed-end Investment Companies. The Funds may invest their assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Adviser as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to the expenses a Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive investment opportunity consistent with the investment objectives of the Funds. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Portfolio's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

The Funds generally expect to purchase shares of the Acquired Funds through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an Acquired Fund may also be acquired by depositing a specified portfolio of an ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF's custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a "creation unit." Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the Adviser believes it is in a Fund's interest to do so. The Funds' ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the "1940 Act"), which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that an Acquired Fund in which a Fund invests may terminate due to extraordinary events. For example, any of the service providers to the Acquired Fund, such as the trustee or sponsor, may close or otherwise fail to perform their obligations, and the Acquired Fund may not be able to find a substitute service provider. Also, the Acquired Fund may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the Acquired Fund may also terminate. In addition, an Acquired Fund may terminate if its net assets fall below a certain amount.

Although the Funds believe that, in the event of the termination of an Acquired Fund, they will be able to invest instead in shares of an alternate Acquired Fund tracking the same market index or another index covering the same general market, there can be no assurance that shares of a suitable alternate would be available for investment at that time. If a Fund is unable to identify a satisfactory alternative to provide exposure to a target investment class or sector, the Adviser may allocate these assets to an indexed or managed fund that is not an ETF until such time, if ever, that an ETF is available.  The Adviser may use a fund in the Summit Mutual Funds family for these purposes.

Limitations on Investing in Other Investment Companies. Generally, under the 1940 Act, a Fund may not acquire shares of another investment company (including Acquired Funds that are investment companies) if, immediately after such acquisition, (i) such Fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such Fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such Fund's total assets would be invested in investment companies. The SEC has promulgated exceptions to certain of these limits and recently adopted three rules that address the ability of the Funds to invest in shares of an investment company. The Funds' ability to invest in Acquired Funds may be restricted unless the Fund qualifies for exceptions to certain of these limits.

To the extent the 1940 Act limitations apply to an Acquired Fund, such limitations may prevent a Fund from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar index or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) ("Stock Baskets") providing similar exposure as an alternative. The Funds may also invest in Stock Baskets when the Adviser believes they represent more attractive opportunities than similar Acquired Funds.

Private Placements (Restricted Securities).  Each Fund may invest in securities, including restricted securities (privately-placed debt securities), which are not readily marketable.  Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.  Restricted securities without readily available market quotations will be valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act.  This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately-placed securities, including various debt securities, even though such securities are not registered under the 1933 Act.  Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Adviser, under the supervision of the Directors, on a case-by-case basis will make this determination.  In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security.  In addition, the Adviser could consider the:  (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  The liquidity of Rule 144A securities will be monitored, and if, as a result of changed conditions, it is determined that a 144A security held by a Fund is no longer liquid, the affected Fund's holdings of illiquid securities will be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets (10% for the Money Market Fund) in illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Certain Risk Factors Relating to High Yield, High Risk Bonds

The descriptions below are intended to supplement the material in the Prospectus regarding high-yield, high-risk bonds.  Because of its investment policies, the High Yield Fund may not be suitable or appropriate for all investors. The Fund is designed for intermediate to long-term investors who can accept the risks entailed in seeking a high level of current income available from investments in intermediate to long-term, high yield, high risk, medium- and lower-quality, fixed-income securities.  Consistent with an intermediate to long-term investment approach, investors in the Fund should not rely on the Fund for their short-term financial needs.  The principal value of the lower-quality securities in which the Fund invests will be affected by interest rate levels, general economic conditions, specific industry conditions and the creditworthiness of the individual issuer.  Although the Fund seeks to reduce risk by portfolio diversification, credit analysis and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk.  There can, of course, be no assurance that the Fund will achieve these results.

The Funds' prospectus, for the Bond Fund and the High Yield Bond Fund, in the sections entitled "Investment Strategies" and "Primary Risks", describe the special considerations and additional risk factors associated with each Fund's investments in lower-rated debt securities commonly referred to as "junk bonds."

HIGH YIELD/HIGH RISK SECURITIES

Larger bond issues are evaluated by nationally recognized statistical rating organizations (each, an "NRSRO") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("Standard & Poor's") on the basis of the issuer's ability to meet all required interest and principal payments.  The highest ratings are assigned to issuers perceived to be the best credit risks.  The Adviser's research analysts also evaluate all portfolio holdings of the Funds, including those rated by an NRSRO.  Other things being equal, lower-rated bonds generally have higher yields due to greater risk.  High yield, high risk securities are those rated below "Baa" by Moody's or "BBB" by Standard & Poor's or those that are not rated but judged by the Adviser to be of comparable quality.  While the Funds are permitted to purchase defaulted bonds, the Adviser will acquire such securities only if the portfolio manager foresees the potential for significant capital appreciation.

Sensitivity to Interest Rates and Economic Changes.  High-yield bonds are very sensitive to adverse economic changes and corporate developments and their yields will fluctuate over time.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

Payment Expectations.  High-yield bonds may contain redemption or call provisions.  If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower--yielding security, resulting in a decreased return for investors.  Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets.  If the Fund experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation.  There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

Investments in Foreign Securities

Emerging Markets.   The economies, markets, and political structures of a number of the countries in which certain of the Funds can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability.  Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements.  This is particularly true for emerging market nations.

Some economies are less well developed, overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures.  Certain countries have histories of political instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment.  Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on security prices and impair the Fund's ability to repatriate capital or income.  Significant external risks, including war, currently affect some countries.

Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.

American Depositary Receipts.   All Funds, except the Short-term Government Fund and the Money Market Fund, may invest in American Depositary Receipts ("ADRs"), which may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

European and Global Depositary Receipts.   The High Yield Bond Fund may invest indirectly in securities of emerging market issuers through sponsored or unsponsored  European Depositary Receipts ("DRs") or Global Depositary Receipts ("GDRs").  EDRs represent securities of foreign issuers and are designed for use in European markets.  GDR's represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Sovereign Debt Securities.   The Bond Fund and the High Yield Bond may invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds.  Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions.  Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness.  Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.  Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers.  There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Funds' holdings.  Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness.  In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF").  The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds.  The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.  Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms.  Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing.  These policies and programs seek to promote the debtor country's economic growth and development.  Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.  The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Investors should recognize that Brady Bonds have been issued somewhat recently and, accordingly, do not have a long payment history.  The financial packages offered by each country differ.  The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders.  The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds.  Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves.  In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors.  Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time.  The Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds.  Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories.  A substantial portion of Brady Bonds and other sovereign debt securities in which the Funds may invest are likely to be acquired at a discount.

Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities.  The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Countries such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment.  Many of these countries are also characterized by political uncertainty or instability.  Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves.  A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports.  To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.  If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment.  The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations.  Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.  The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing, a governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Foreign Exchange.   If a foreign country cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, multilateral organizations, and inflows of foreign investment. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign currencies.  Currency devaluations may affect the ability of an obligor to obtain sufficient foreign currencies to service its external debt.

Foreign Currency Exchange Transactions.   Each Fund that engages in foreign currency exchange transactions may do so on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security.  A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Forwards will be used primarily to adjust the foreign exchange exposure of a Fund with a view to protecting the portfolios from adverse currency movements, based on the Adviser's outlook. Forwards involve other risks, including, but not limited to, significant volatility in currency markets.  In addition, currency movements may not occur exactly as the Adviser expected, so the use of forwards could adversely affect a Fund's total return.

The Funds may enter into forward foreign currency exchange contracts under the following circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security.  By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, and the date on which payment is made or received.

Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency.  Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies.  In such a case, the Funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency.  The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund.  The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  The Adviser does not intend to enter into such forward contracts under this second circumstance if, as result, a Fund will have more than 20% of the value of its net assets committed to the consummation of such contracts.

Other than as set forth above, and immediately below, a Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.  Each Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess.  For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency.  Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies.  However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Funds will be served.  At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.  It is often not possible to effectively hedge the currency risk associated with emerging market nation debt securities because their currency markets are not sufficiently developed.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.  However, as noted, in order to avoid excessive transactions and transaction costs, the Funds may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.  If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.  Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Costs Of Hedging.   When a Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. Dollar.  This is what is commonly referred to as the "cost" of hedging.  Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. Dollar.  It is important to note that the hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield.  Instead, such costs will, over time, be reflected in the Fund's net asset value.

Foreign Markets.   Delays in settlement which may occur in connection with transactions involving foreign securities could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in values of the portfolio securities or, if the Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments.

Foreign Debt Securities.   Investing in foreign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the industrialized developing and emerging countries that issue the securities. The ability and willingness of obligor or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country.  Additional country-related factors unique to foreign issuers which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's relationships with the International Monetary Fund, the World Bank and other international agencies.

Foreign Securities.   The High Yield Bond Fund may invest without limitation in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars).  The High Yield Bond Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States.  Because the Fund may invest in foreign securities, investments in the Fund involve risks that are different in some respects from investments in a fund which invests only in debt obligations of U.S. domestic issuers.  Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  There may be less governmental supervision of securities markets, brokers and issuers of securities.  Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.  Settlement practices may include delays and may differ from those customary in U.S. markets.  Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

Several European countries are participating in the European Economic and Monetary Union, which established a common European currency for participating countries. This currency is commonly known as the "Euro." Each participating country replaced its existing currency with the Euro on January 1, 1999 for electronic commerce. Other European countries may participate after that date. This conversion presented unique uncertainties, including whether the payment and operational systems of banks and other financial institutions were ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency.  Because the High Yield Bond Fund may invest in foreign sovereign debt securities, these or other factors, including political and economical risks, could adversely affect the value of securities held by the Fund.  The conversion has not had a material impact on the Fund to date, however, because the Fund invests predominantly, normally over 90% of its assets, in U.S. dollar denominated securities.

In addition to the foreign securities listed above, the High Yield Bond Fund may invest in foreign sovereign debt securities which involve certain additional risks.  See "Foreign Sovereign Debt Securities" above.

Futures Contracts

For hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, all Funds except the Money Market Fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase, subject to each fund's non-fundamental investment restrictions.  As a temporary investment strategy, until a Fund reaches $50 million in net assets, the Everest Fund, the Nasdaq-100 Index Fund and the Short-term Government Fund may invest up to 100% of their assets in such futures and/or options contracts.  Thereafter, the above-mentioned Funds may invest up to 20% of the Fund's assets in such futures and/or options contracts. The Funds do not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made.  A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made.  The value of a unit is based on the current value of the contract index.  Under such contracts no delivery of the actual stocks making up the index takes place.  Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement.  A futures contract is closed out by buying or selling an identical offsetting futures contract.  Upon entering into a futures contract, the Fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker.  The initial margin serves as a "good faith" deposit that the Fund will honor its futures commitments.  Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.  In the event of the bankruptcy of the futures broker that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers.  The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Fund does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices.  However, because a Fund may not be invested in precisely the same proportion as an Index, it is likely that the price changes of the Fund's index futures positions will not match the price changes of the Fund's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Funds will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument.  The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade.  Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").  Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Funds' objectives in these areas.

Regulatory Limitations.  Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") and/or the National Futures Association on behalf of the Funds and the Adviser, the Funds and the Adviser are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.  By virtue of changes to CFTC regulations, the substantive limitations set forth in the Funds' exemption filing with respect to its use of futures contracts are no longer applicable.

The Funds will engage in transactions in futures contracts and options thereon only for hedging, risk management and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities, and not for speculation.  If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions on the Fund's ability to engage in certain yield enhancement and risk management strategies, the Funds would comply with such new restrictions.

In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Funds, an amount of cash, U.S. Government securities or other liquid securities, equal to the notional value of the futures contracts and options thereon (less any related margin deposits), will be segregated by the Funds' custodian to cover the position, or alternative cover will be employed, thereby insuring that the use of such futures contracts and options is unleveraged.

The Funds will only write options on futures that are traded on exchanges and are standardized as to maturity date and underlying financial instrument.  The principal exchanges in the United States for trading options on Treasury Securities are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange.  These exchanges and trading options on futures are regulated under the Commodity Exchange Act by the CFTC.

SPECIAL RISKS OF FUTURES CONTRACTS

Volatility And Leverage.  The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline.  Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity.   Each Fund that is eligible to use futures contracts may elect to close some or all of its futures positions at any time prior to their expiration.  A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions.  A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts.  Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded.  Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time.  In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Fund would continue to be required to make daily cash payments of variation margin.  However, in the event futures contracts have been used to hedge the underlying instruments, the Funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated.  In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract.  However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk.  A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends.  There are several risks in connection with the use by the Funds of futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge.  The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Fund's underlying instruments sought to be hedged.

Successful use of futures contracts by the Funds for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market.  It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline.  If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments.  However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged.  It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions.  In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements.  Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market).  The Funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets.  Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do.  Increased participation by speculators in the futures market might also cause temporary price distortions.  Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period

Options

The Bond Fund, the Short-term Government Fund and the High Yield Bond Fund may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Fund.  The Nasdaq-100 Index Fund, Everest Fund and Large Cap Growth Fund may enter into options on futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.  In addition, each of the above Funds may write covered call options on any security in which it is eligible to invest.

As a writer of a call option, a Fund may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written.  However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.  There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option.  Since the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security.  Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security.  The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

Although the Funds will write only options and options on futures contracts with respect to such securities which are traded on a national exchange or Board of Trade, there is no assurance that a liquid secondary market will exist for any particular option.  In the event it is not possible to effect a closing transaction, the Funds will not be able to sell the underlying security, until the option expires or the option is exercised by the holder.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the Clearing Corporation to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders.  There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Fund's ability to effect closing transactions.

The Bond Fund, the Short-term Government Fund and the High Yield Bond Fund may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of Portfolio securities, in order to establish more definitely the effective return on securities held by the Portfolio.  The Nasdaq-100 Index Fund and the Everest Fund may write call options on futures contracts on the Index in which they are eligible to invest, or securities included therein, only for hedging purposes to protect the price of securities it intends to buy and when such transactions enable it to better meet its investment objectives.  The Funds will not write options on futures contracts for speculative purposes.

A futures contract on a debt security is a binding contractual commitment which will result in an obligation to make or accept delivery, during a specified future time, of securities having standardized face value and rate of return.  Selling a futures contract on debt securities (assuming a short position) would give the Portfolio a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

Upon the exercise of a call option on a futures contract, the writer of the option (the Fund) is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market.  However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights.  Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.  Nevertheless, if an option on a futures contract written by the Fund is exercised, the Fund intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position.  There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time, but it may always deliver the underlying security.

As a writer of options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract.  If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Fund. If the option is exercised, the Fund might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, the Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market.  The Fund will not write options on futures contracts unless, in the Adviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Risks.  While options will be sold in an effort to reduce certain risks, those transactions themselves entail certain other risks.  Thus, while the Fund may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a poorer overall performance for the Fund than if it had not entered into any options transactions.  The price of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes.  The price of Nasdaq-100 Index futures are also volatile and are influenced, among other things, by changes in conditions in the securities markets in general.

In the event of an imperfect correlation between a futures position (and a related option) and the Portfolio position which is intended to be protected, the desired protection may not be obtained.  The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate.  The amount by which such correlation is imperfect depends upon many different circumstances, such as variations in speculative market demand for futures and for debt securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying debt securities, the price of a futures contract may move more than or less than the price of the securities being hedged.  If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all.  If the price of the futures moves more than the price of the security, the Fund will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

The market prices of futures contracts and options thereon may be affected by various factors.  If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result.  Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions.  This could occur, for example, if there is a lack of liquidity in the futures market.  From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions.  A correct forecast of interest rate trends by the adviser may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of debt securities and movements in the prices of futures contracts.  A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Custodial Procedures and Margins.  Summit Mutual Funds' custodian acts as its escrow agent as to securities on which a Fund has written call options and with respect to margin which the Fund must deposit in connection with the writing of call options on futures contracts.  The Clearing Corporation (CC) will release the securities or the margin from escrow on the expiration of the call, or when the Fund enters into a closing purchase transaction.  In this way, assets of the Fund will never be outside the control of Summit Mutual Funds’ custodian, although such control might be limited by the escrow receipts issued.

At the time the Fund sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin").  The account will be in the name of the CC.  The amount of the margin generally is a small percentage of the contract amount.  The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied.  The Fund will earn interest income on its initial margin deposits.

In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Fund to supplement the margin held in escrow.  This will be done by placing additional cash or U.S. Government securities in the escrow account.  If the amount of required margin should decrease, the CC will release the appropriate amount from the escrow account.

The assets in the margin account will be released to the CC only if the Fund defaults or fails to honor its commitment to the CC and the CC represents to the custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Warrants

The High Yield Bond Fund may invest in warrants; however, not more than 5% of a Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities.  Of such 5%, not more than 2% may be invested at the time of purchase in warrants that are not listed on the New York or American Stock Exchanges.  Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Loan Participations and Assignments

The High Yield Bond Fund may invest in loan participations and assignments (collectively "participations").  Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities.  Such loans may also have been made to governmental borrowers, especially governments of emerging market nations.  Emerging market nations debt securities or obligations will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due.  (For a discussion of risks associated with investing in securities in emerging market nations, see "Foreign Sovereign Debt Securities" above.)  The loans underlying such participations may be secured or unsecured, and the Funds may invest in loans collateralized by mortgages on real property or which have no collateral.  The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan.  Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

The loan participations in which the Funds will invest will also vary in legal structure.  Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement.  Since this type of assignment relieves the original lender of its obligations, it is called a novation.  More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document.  A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower.  Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement.  Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to their fundamental investment restrictions prohibiting the Funds from making loans.

There is not a recognizable, liquid public market for loan participations.  Hence, each Fund will consider loan participations as illiquid securities and subject them to the Fund's restrictions on investing in illiquid securities.

Where required by applicable SEC positions, the High Yield Bond Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction with respect to investing more than 5% of Fund assets in the securities of a single issuer.

Short Sales

The High Yield Bond Fund may make short sales for hedging purposes to protect the Fund against companies whose credit is deteriorating.  Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security.  The Fund's short sales will be limited to securities listed on a national securities exchange and to situations where a Fund owns a debt security of a company and will sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company.  No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of a Fund's net assets.

To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will:  (a) maintain daily a segregated account, containing cash, U.S. Government securities or other liquid securities, at such a level that:  (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

A Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security sold short declines in price between those dates.  This result is the opposite of what one would expect from a cash purchase of a long position in a security.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.  Any gain or loss on the security sold short would be separate from a gain or loss on the Fund security being hedged by the short sale.

Lending Portfolio Securities

All Funds except the Money Market Fund may lend portfolio securities with a value up to 33 1/3% of their total assets.  Such loans may be terminated at any time.  The Fund will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest.  While portfolio securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income.  Loans are typically subject to termination by the Fund in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice.  Borrowed securities must be returned when the loan is terminated.  Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders.  The Fund may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Adviser will review and monitor the creditworthiness of such borrowers on an ongoing basis.

Hybrid Instruments

The High Yield Bond Fund may invest in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options.  For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark").  Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated debt security that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid.  These risks may cause significant fluctuations in the net asset value of the Fund.  Hybrids can have volatile prices and limited liquidity and their use by the Fund may not be successful.  The Fund may invest up to 10% of its total assets in hybrid instruments.

Additional Investment Policies - Money Market Fund

The Money Market Fund seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.  The Fund seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved.  The Fund uses the amortized cost method of securities valuation.

The Money Market Fund purchases U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; domestic and foreign bank certificates of deposit; bankers' acceptances; finance company and corporate commercial paper; and repurchase agreements and corporate obligations.  Investments are limited to those that are U.S. dollar-denominated and at the time of purchase are rated, or judged by the Adviser, subject to the supervision of the Directors, to be equivalent to those rated high quality (i.e., rated in the two highest short-term rating categories) by any two nationally-recognized statistical rating services such as Moody's and Standard & Poor's.  In addition, the Adviser seeks through its own credit analysis to limit investments to high quality instruments presenting minimal credit risks.  Securities eligible for investment by Money Market Fund which are rated in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating service has issued a rating with respect to that security) are known as "first tier securities."  Securities eligible for investment by Money Market Fund rated in the top two categories which are not first tier securities are known as "second tier securities."  Investments in commercial paper and finance company paper will be limited to securities which, at the time of purchase, will be rated A-1 or A-2 by Standard & Poor's or Prime 1 or Prime 2 by Moody's or the equivalent by any nationally-recognized statistical rating service or judged to be equivalent by the Adviser.  Obligations which are subject to repurchase agreements will be limited to those of the type and quality described above.  The Money Market Fund may also hold cash.  Shares of the Fund are not insured by an agency of the U.S. Government.  Securities and instruments in which the Fund may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

The Money Market Fund may invest in certificates of deposit and bankers' acceptances of large domestic or foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion) including foreign branches of such domestic banks, which involve different risks than those associated with investments in certificates of deposit of domestic banks, and of smaller banks as described below.  The Fund will invest in U.S. dollar-denominated certificates of deposit and bankers' acceptances of foreign banks if such banks meet the stated qualifications.  Although the Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness.  Investment in certificates of deposit and bankers' acceptances issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investments in certificates of deposit and bankers' acceptances issued by domestic banks.

The Money Market Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (I) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

The assets of the Money Market Fund consist entirely of cash items and investments having a remaining maturity date of 397 calendar days or less from date of purchase.  The Fund will be managed so that the average maturity of all instruments in the portfolio (on a dollar-weighted basis) will be 90 days or less.  The average maturity of the Fund's investments varies according to the Adviser's appraisal of money market conditions.

The Fund may invest more than 5% but not more than 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Fund may not make more than one such investment at any time.  The Fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Fund.  Further, the Fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Fund.

The Money Market Fund may occasionally purchase securities other than in the open market.  While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.  It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 10% of the value of the Fund's net assets.  Summit Mutual Funds' Board of Directors has approved guidelines for use by the Adviser in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; or (ii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.  If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses.  The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Adviser will monitor the liquidity of such restricted securities subject to the supervision of Summit Mutual Funds' Board of Directors.  In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

The Money Market Fund may also invest in asset back securities, which may include pools of mortgages, loans, receivables or other assets.  Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

For purposes of determining the percentage of the Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The net investment income of the Fund is declared as a dividend to shareholders daily and distributed monthly in cash or reinvested in additional shares.

INVESTMENT RESTRICTIONS

Summit Mutual Funds has adopted the following fundamental restrictions relating to the investment of assets of the Funds and other investment activities.  These are fundamental policies and may not be changed without the approval of holders of the majority of the outstanding voting shares of each Fund affected (which for this purpose means the lesser of: [i] 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or [ii] more than 50% of the outstanding shares).  A change in policy affecting only one Fund may be effected with the approval of the majority of the outstanding voting shares of that Fund only.  Summit Mutual Funds' fundamental investment restrictions provide that no Fund is allowed to:

(1)

Issue senior securities (except that each Fund may borrow money as described in restriction [9] below).

(2)

With respect to 75% of the value of its total assets (or with respect to 50% of the value of its total assets for the Nasdaq-100 Index Fund and High Yield Bond Fund), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities and other investment companies) of any one issuer.

(3)

Purchase more than either: (i) except for the High Yield Fund, 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer (except that up to 25% of the value of the High Yield Fund may be invested without regard to this restriction), except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

(4)

Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry.  For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry.  This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.  This restriction does not apply to the Nasdaq-100 Index Fund and High Yield Bond Fund.

(5)

Purchase or sell commodities, commodity contracts, or real estate, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate.  This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to futures contracts or options purchased by the Funds (other than the Money Market Fund) in compliance with non-fundamental restrictions [6, 7, 9 and 10] below.

(6)

Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.  This restriction does not apply to the High Yield Bond Fund.

(7)

Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

(8)

Lend its securities if, as a result, the aggregate of such loans would exceed one-third of the Fund's total assets, except that the Money Market Fund may not lend securities.

(9)

Borrow amounts in excess of 10% of its total assets (or 15% of the total assets of the High Yield Fund), taken at market value at the time of the borrowing, and then only from banks (and by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging.  The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets.  For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing.

(10)

Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Fund and except as it may be deemed such in a sale of restricted securities.

(11)

Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.  This restriction does not apply to the High Yield Bond Fund.

(12)

Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.  Under these restrictions, no Fund may:

(1)

Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Fund securities with the other Funds or with other accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

(2)

Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and directors of the Fund, the Adviser or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

(3)

Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Fund may purchase securities of issuers which invest or deal in any of the above, and except that each Fund may invest in securities that are secured by real estate mortgages.  This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

(4)

Invest in companies for the purpose of exercising control (alone or together with the other Funds).

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.  Under these restrictions:

The Everest Fund, Nasdaq-100 Index Fund and Short-term Government Fund may not:

(1)

Invest more than 20% of its assets in futures contracts and/or options on futures contracts, except as a temporary investment strategy; when the Fund’s net assets are less than $50 million in net assets, the Fund may invest up to 100% of its assets in such futures and/or options contracts.

(2)

Invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options (including options on futures contracts) and unless no more than 25% of the Fund's assets consist of collateral for outstanding options.

Summit Mutual Funds has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.  Under these restrictions:

The High Yield Bond Fund may not:

(1)

Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants).

(2)

Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in certain CFTC regulations, may be excluded in computing such 5%.

(3)

Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may:  (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities.

(4)

Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities.  For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve the use of margin.

(5)

Invest more than 15% of the value of its net assets in illiquid securities.

(6)

Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors.

(7)

Sell securities short if, after giving effect to such short sale, the total market value of all securities sold short would exceed 2% of the Fund's net assets or sell securities short unless the securities are listed on a national securities exchange.

If a percentage restriction (for either fundamental or non-fundamental policies) is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Funds to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about their portfolio holdings.  The Funds' service providers, to which the Funds may disclose non-public information about portfolio holdings, are required to comply with this policy.  No information concerning the portfolio holdings of any Fund may be disclosed to any unaffiliated third party, except as provided below.  The Board has adopted formal procedures governing compliance with this policy.

A Fund or its duly authorized service providers may publicly disclose holdings of the Fund in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and Exchange Commission.  A summary or list of the Fund's completed purchases and sales may only be made available after the public disclosure of its portfolio holdings.

There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers, custodian banks (i.e., Northern Trust), attorneys (i.e., Dechert LLP), printers (i.e., FGS), fund accountants (i.e., U.S. Bancorp Fund Services LLC), independent registered public accounting firms (i.e., Deloitte & Touche LLP),, financial planners and other financial institutions that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes, including style, capitalization, maturity, yield, beta, etc.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Funds by these services and departments, the Funds may distribute (or authorize service providers to distribute) the Funds' securities holdings to such services and departments before their public disclosure is required or authorized, provided that:  (i) the recipient does not act on or distribute information regarding the portfolio holdings to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling the Funds (or any other fund that invests in one of the Funds) before the portfolio holdings become public information; and (ii) the recipient signs a written confidentiality agreement that is designed to preserve the confidentiality of the information.  Persons and entities unwilling to execute an acceptable confidentiality agreement within a reasonable period of time may only receive portfolio holdings information that has otherwise been publicly disclosed.

Neither the Funds nor their service providers receive any compensation from such services and departments. Subject to such departures as the Funds' chief compliance officer ("CCO") believes reasonable and consistent with protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things:  the portfolio information is the confidential property of the respective Fund (and its service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement;  the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The CCO may authorize disclosure of the Funds' securities holdings and, in addition to the Board, may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements.  To the extent required by law, the CCO reports to the Board any violations of the Funds' policies and procedures on disclosure of portfolio holdings.

Any disclosure of the Funds' securities holdings must serve a legitimate business purpose of the Funds and must be in the best interest of the Funds' shareholders.  In making such a determination, the CCO must conclude that the anticipated benefits and risks to the Funds and their shareholders justify the purpose of the disclosure.  A further determination must be made to ensure that any conflicts of interest between the Funds, their shareholders, and any third party are resolved prior to disclosure.  The Funds reserve the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Funds' policy and any applicable confidentiality agreement.

As an oversight procedure, the CCO reports all arrangements to disclose portfolio holdings information to the Funds' Board of Directors on a periodic basis.  If the Board determines that any such arrangement is or would be inappropriate, the Funds will promptly terminate the disclosure arrangement.

PORTFOLIO TURNOVER

Each Fund has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Fund securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less).  Under the above definition, the Money Market Fund will have no portfolio turnover.

A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.  Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund's shares and by requirements which enable the Fund to receive certain favorable tax treatments.  The portfolio turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Fund.  Higher portfolio turnover can result in corresponding increases in brokerage costs to the Funds and their shareholders.  However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgment or Fund operations make a sale advisable.  The annual portfolio turnover rates for the Funds are set forth in the Financial Highlights section of the Prospectus.

MANAGEMENT OF THE FUND

Independent Directors

Name, Address and Birth Date(1)	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s)During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Theodore H. Emmerich (June 16, 1926)	Director and Chairman	Indefinite -Director since 1987	Consultant; former Partner, Ernst & Whinney, Accountants	21	American Financial Group
Yvonne L. Gray (February 26, 1951)	Director	Indefinite -Director since 1999	Executive Vice President/COO, United Way of Greater Cincinnati (Social Services Provider); prior thereto, Vice President / Trust Operations Officer, Fifth Third Bank; former Audit Manager, Price Waterhouse (Accounting Firm)	21	N/A
Michael K. Keating (May 27, 1955)	Director	Indefinite -Director since 2005	Managing Director, Keating Vollmer & Co. LLC (Private Equity Investment Firm)	21	N/A
David C. Phillips (August 23, 1938)	Director	Indefinite -Director since 2001	Co-Founder, Cincinnati Works Inc. (Job Placement); prior thereto, Chief Executive Officer, Downtown Cincinnati Inc. (Economic Revitalization of Cincinnati)	21	Meridian Bioscience, Inc; Cintas, Inc.
Mary W. Sullivan (October 23, 1956)	Director	Indefinite -Director since 2001	Attorney, Peck, Shaffer & Williams LLP (Law firm)	21	Franklin Savings and Loan Co.; First Franklin Corporation

Interested Directors and Officers

Steven R. Sutermeister* (January 2, 1954)	Director, President and Chief Executive Officer	Indefinite -Director since 1999	Senior Vice President, Union Central; President and Chief Executive Officer, Adviser.	21	Summit Investment Partners, Inc.;Union Central Mortgage Funding, Inc.
John F. Labmeier (January 29, 1949)	Vice President and Secretary	Indefinite -Officer since 1990	Secretary, Adviser; Consultant; Prior to January 1, 2007, Vice President, Associate General Counsel and Assistant Secretary, Union Central	NA	NA
Thomas G. Knipper (August 25, 1957)	Vice President, Controller and Chief Compliance Officer	Indefinite -Officer since 1995	Chief Compliance Officer, Adviser	NA	NA
Gerald Q. Herbert (December 23, 1966)	Treasurer	Indefinite -Officer since 2005	Director of Finance and Accounting, Adviser; prior thereto, Controller, General Factory Supplies Co.	NA	NA
John M. Lucas 1876 Waycross Road Cincinnati, OH 45240 (February 15, 1951)	Assistant Secretary	Indefinite -Officer since 1990	Second Vice President, Counsel and Assistant Secretary, Union Central	NA	NA

(1)

Except as otherwise indicated, the business address of each listed person is 312 Walnut Street, Suite 2500, Cincinnati, OH 45202.

*

Mr. Sutermeister may be considered to be an "interested person" of the Funds (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.

BOARD OF DIRECTORS

The business and affairs of Summit Mutual Funds are managed under the direction of the Board of Directors.  All powers of Summit Mutual Funds are vested in, and may be exercised by or under the authority of the Board of Directors except as conferred on or reserved to the shareholders by the laws of the state of Maryland or Summit Mutual Funds' Articles of Incorporation or By-laws.

The Board has a standing audit committee, which consists of Theodore H. Emmerich, Yvonne L. Gray, Michael K. Keating, David C. Phillips (Chair) and Mary W. Sullivan, each of whom is not an "interested person" of the Fund as defined in the 1940 Act ("Independent Director(s)").  The purpose of the audit committee is to meet with the independent registered accounting firm and officers to review accounting principles used by the Fund, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.  During 2007, the audit committee held three meetings.

The Board has a standing nominating committee, which consists of Yvonne L. Gray (Chair), David C. Phillips and Mary W. Sullivan, each of whom is an Independent Director.  The purpose of the nominating committee is to review and nominate candidates for positions as Directors to fill vacancies on the Board.  During 2007, the nominating committee held one meeting. The nominating committee will consider Director candidates recommended in writing by shareholders. Recommendations should be addressed to Summit Mutual Funds, 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202.

SAI - 68

Directors owned outstanding shares of Summit Mutual Funds as follows:

Name of Director	Dollar Range of Equity Securities in the Fund as of 12/31/07	Aggregate Dollar Range of Equity Securities in ALL Registered Investment Companies Overseen by Director in Family of Investment Companies
Theodore H. Emmerich	Over $100,000	$50,001 - $100,000
Yvonne L. Gray	$1 - $10,000	$10,001 - $50,000
Michael K. Keating	$50,000 - $100,000	$50,001 - $100,000
David C. Phillips	Over $100,000	$50,001 - $100,000
Mary W. Sullivan	Over $100,000	$100,001 - $500,000
Steven R. Sutermeister	Over $100,000	Over $500,000

As of the date of this Statement of Additional Information, officers and directors of Summit Mutual Funds, as a group, owned less than 1% of the outstanding shares of Summit Mutual Funds.  Directors who are not officers or employees of The Union Central Life Insurance Company ("Union Central") or the Funds' investment adviser are paid a fee plus actual out-of-pocket expenses by Summit Mutual Funds for each meeting of the Board of Directors attended.  Total fees and expenses incurred for 2007 were $150,457.

Compensation Table

(1) Name of Person, Position	(2) Aggregate Compensation From Fund	(3) Pension or Retirement Benefits Accrued As Part of Fund Expenses	(4) Estimated Annual Benefits Upon Retirement	(5) Total Compensation From Fund and Fund Complex Paid to Directors
Theodore H. Emmerich Director	$37,500	NA	NA	$37,500
Yvonne L. Gray Director	$26,300	NA	NA	$26,300
Michael K. Keating Director	$25,500	NA	NA	$26,000
David C. Phillips Director	$26,900	NA	NA	$26,400
Mary W. Sullivan Director	$26,000	NA	NA	$26,000
Steven R. Sutermeister Director	NA	NA	NA	NA

As of February 1, 2008, no Director owned beneficially or of record any securities of the investment adviser or principal underwriter of Summit Mutual Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of Summit Mutual Funds.

Control Persons

Union Central has voting control of each Fund. Union Central, whose address is 1876 Waycross Road, Cincinnati, Ohio 45240, is a stock insurance company organized under the laws of the state of Ohio.

Investment Adviser

Summit Mutual Funds has entered into an Investment Advisory Agreement with Summit Investment Partners, Inc. ("Adviser"), whose principal business address is 312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202.  The Adviser was incorporated under the laws of Ohio on August 18, 1986, and is a wholly-owned subsidiary of Union Central.  Executive officers and directors of the Adviser who are affiliated with the Fund are: Steven R. Sutermeister, Director, President and Chief Executive Officer of the Adviser; Thomas G. Knipper, Chief Compliance Officer of the Adviser; Gerald Q. Herbert, Treasurer of the Adviser; and John F. Labmeier, Secretary of the Adviser.

Pursuant to the Agreement, Summit Mutual Funds has retained the Adviser to manage the investment of each Fund's assets, including the placing of orders for the purchase and sale of Fund securities.  The Adviser is at all times subject to the direction and supervision of the Board of Directors of Summit Mutual Funds.

The Adviser continuously furnishes an investment program for each Fund, is responsible for the actual management of each Fund and has responsibility for making decisions to buy, sell or hold any particular security.  The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions.  The Adviser considers analyses from various sources, makes necessary investment decisions and effects transactions accordingly.  The Adviser also performs certain administrative functions for Summit Mutual Funds.  The Adviser may utilize the advisory services of subadvisers for one or more of the Funds.

Payment of Expenses

Summit Mutual Funds has also entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of Summit Mutual Funds' books and records (other than those provided by U. S. Bancorp Fund Services, LLC, by agreement) and furnishes such office space, facilities, equipment, and clerical help as Summit Mutual Funds may reasonably require in the conduct of business.  In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of Summit Mutual Funds, who are employees of Union Central.  Expenses not expressly assumed by the Adviser under the Agreement will be paid by Summit Mutual Funds.

Each Fund pays all other expenses incurred in its operation and a portion of Summit Mutual Funds' general administration expenses allocated on the basis of the asset size of the respective Funds.  Expenses other than the Adviser's fee that are borne directly and paid individually by a Fund include, but are not limited to, brokerage commissions, dealer markups, expenses incurred in the acquisition of Fund securities, transfer taxes, transaction expenses of the custodian, royalty or license fees, pricing services used by only one or more Funds, and other costs properly payable by only one or more Funds.  Expenses which are allocated on the basis of size of the respective Funds include custodian (portion based on asset size), dividend disbursing agent, transfer agent, bookkeeping services (except annual per Fund base charge), pricing, shareholder's and directors' meetings, directors' fees, proxy statement and Prospectus preparation, registration fees and costs, fees and expenses of legal counsel not including employees of the Adviser, membership dues of industry associations, postage, insurance premiums including fidelity bond, and all other costs of Summit Mutual Funds' operation properly payable by Summit Mutual Funds and allocable on the basis of size of the respective Funds.  Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds.  The directors have determined that this is an appropriate method of allocation of expenses.

Limitation of Expenses

The Adviser will pay Total Annual Fund Operating Expenses (exclusive of Acquired Fund fees and expenses) in excess of: .65% for the Nasdaq-100 Index Fund Class I, .73% for the Short-term Government Fund Class I, .98% for the Short-term Government Fund Class A, and .45% for the Money Market Fund.

Also, the Adviser has voluntarily agreed to waive its fees and/or reimburse expenses, to the extent necessary, to limit Total Annual Fund Operating Expenses to 1.10% of average daily net assets of the Large Cap Growth Fund Class I and 1.35% of average daily net assets of the Large Cap Growth Fund Class A until February 1, 2009.

Advisory Fee

As full compensation for the services and facilities furnished to the Funds and expenses of the Funds assumed by the Adviser, the Funds are contractually obligated to pay the Adviser monthly compensation calculated daily as described in the Prospectus.  The compensation for each Fund for the fiscal years ended

September 30, 2007, 2006 and 2005, respectively, were as follows:

	2007		2006		2005
	Advisory Fee	Expense Reimbursements Paid by Adviser	Advisory Fee	Expense Reimbursements Paid by Adviser	Advisory Fee	Expense Reimbursements Paid by Adviser
Nasdaq-100 Index Fund	$64,239	$82,963	$59,616	$74,209	$61,575	$85,186
Everest Fund	$654,623	--	$465,182	--	$411,043	--
Bond Fund	$442,732	--	$449,756	--	$448,410	--
Short-term Government Fund	$121,877	$63,356	$127,269	$29,906	$126,154	$41,579
Money Market Fund	$452,232	$163,421	$399,460	$121,527	$360,955	$157,960
High Yield Bond Fund	$155,454	--	$121,520	--	$123,803	--
Large Cap Growth Fund	$3,995	$71,403	NA	NA	NA	NA

Investment Advisory Agreement and Administrative Services Agreement

Unless earlier terminated as described below, the Investment Advisory Agreement will continue in effect from year to year if approved annually: (a) by the Board of Directors of Summit Mutual Funds or by a majority of the outstanding shares of Summit Mutual Funds, including a majority of the outstanding shares of each Fund; and (b) by a majority of the directors who are not parties to such contract or interested persons (as defined by the Investment Company Act of 1940) of any such party.  The Agreement is not assignable and may be terminated without penalty by Summit Mutual Funds on 60 days notice, and by the Adviser on 90 days notice.

At a shareholders' meeting on November 9, 2001, the shareholders approved an amendment to the Investment Advisory Agreement that eliminated certain administrative responsibilities enumerated in the Investment Advisory Agreement for all of the Funds and incorporated them into a separate administrative services agreement between Summit Mutual Funds and the Adviser.  The Board of Directors previously approved the amendment on September 26, 2001.  Administrative responsibilities, including:

▪

preparing, maintaining, analyzing and reporting on the Funds' and Portfolios' expenses,

▪

authorizing payment of Fund and Portfolio expenses,

▪

coordinating completion of annual audits,

▪

drafting semi-annual and annual financial statements,

▪

coordinating Board meetings,

▪

preparing and filing reports to the SEC and states, and

▪

coordinating and managing procedures for compliance with federal and state regulations are now covered by a separate administrative services agreement between Summit Mutual Funds and the Adviser.  A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.  Administrative service fees paid during the fiscal year ended September 30, 2007 were $395,579.

The Investment Advisory Agreement provides that the Adviser shall not be liable to Summit Mutual Funds or to any shareholder for any error of judgment or mistake of law or for any loss suffered by Summit Mutual Funds or by any shareholder in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Adviser in the performance of its duties thereunder.  In the case of administration services, the Adviser will also be held to the aforementioned standard of liability.

The Investment Advisory Agreement in no way restricts the Adviser from acting as investment manager or adviser to others.

If the question of continuance of the Investment Advisory Agreement (or adoption of any new Agreement) is presented to shareholders, continuance (or adoption) with respect to a Fund shall be effective only if approved by a majority vote of the outstanding voting securities of that Fund.  If the shareholders of any one or more of the Funds should fail to approve the Agreement, the Adviser may nonetheless serve as an adviser with respect to any Fund whose shareholders approved the Agreement.

Investment Subadvisory Agreement

Payments made to subadvisers for the fiscal years ended September 30, 2007, 2006 and 2005, respectively, were as follows:

	2007	2006	2005
Money Market Fund	$215,793	$196,629	$178,700

The Subadvisory Agreement between the Adviser and Deutsche Investment Management Americas Inc. as subadviser for the Money Market Fund was last approved by the Fund's Board of Directors on November 12, 2007, including an affirmative vote of a majority of the Independent Directors.  Although the Fund is not a party to this Subadvisory Agreement, the Agreement provides that continuation and termination are subject to the same requirements as the Investment Advisory Agreement between the Adviser and the Fund.  Deutsche is subject to the same control and supervision by the Fund's Board of Directors as is the Adviser.  The Adviser will pay Deutsche a monthly fee computed on a daily basis, at an annual rate, equal to .20% of the first $50,000,000, .15% of the next $200,000,000, .12% of the next $750,000,000, and .10% of all over $1 billion of the current value of the net assets. The fee is paid by the Adviser, not the Fund. The sole shareholder of the Fund approved the Investment Subadvisory Agreement on April 8, 2002.

Service Agreement

Under a General Administrative Services Agreement, effective January 1, 2006, among the Adviser, Summit Investment Advisors, Inc. (SIA) and other companies within the UNIFI Mutual Holding Company enterprise, SAI has agreed to make available to the Adviser the services of certain employees of SAI on a part-time basis for the purpose of better enabling the Adviser to fulfill its obligations to Summit Mutual Funds.  Pursuant to this agreement, the Adviser shall reimburse SAI for all costs allocable to the time spent on the affairs of the Adviser by the employees provided by SAI.  In performing their services for the Adviser, the specified employees shall report and be solely responsible to the officers and directors of the Adviser or persons designated by them.  SAI shall have no responsibility for the investment recommendations or decisions of the Adviser.  The obligation of performance under the Investment Advisory Agreement is solely that of the Adviser and SAI undertakes no obligation in respect thereto except as otherwise expressly provided in the General Administrative Services Agreement. The fee paid by the Adviser in 2007 was $1,329,000 and in 2006 was $1,708,000.

Securities Activities of Adviser

Securities held by Summit Mutual Funds may also be held by Union Central or by other separate accounts or mutual funds for which the Adviser acts as an adviser.  Because of different investment objectives or other factors, a particular security may be bought by Union Central or by the Adviser or for one or more of its clients, when one or more other clients are selling the same security.  If purchases or sales of securities for one or more of the Funds or other clients of the Adviser or Union Central arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Funds, Union Central, and other clients in a manner deemed equitable to all.  To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund (or for two or more Funds) with those to be sold or purchased for other accounts or companies in order to obtain more favorable execution and lower brokerage commissions.  In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund(s) and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

Code of Ethics

The Adviser and Summit Mutual Funds have adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940.  Quasar Distributors, LLC, the Funds' distributor and principal underwriter ("Distributor"), has also adopted Codes of Ethics.  Each Code of Ethics applies to the personal investing activities of the directors, officers and certain employees of the Funds, the Adviser or the Distributor, as applicable.  Employees of the Adviser and the Funds are permitted to make personal securities transactions, including securities that may be held or purchased by the Funds, subject to the requirements and restrictions set forth in the Adviser's code of ethics.  Employees of the Distributor are also permitted to make personal securities transactions, including securities that may be held or purchased by the Funds, subject to the requirements and restrictions set forth in the Distributor's code of ethics.

Each code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of clients such as the Funds. Among other things, the codes of ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions.  Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory and distribution process.  Exceptions to these and other provisions of the codes of ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO MANAGERS

Everest Fund

James R. McGlynn and Yvonne M. Bishop are primarily responsible for the day-to-day management of the Everest Fund.

Other Accounts Managed

Mr. McGlynn also is primarily responsible for the day-to-day management of other registered investment companies and other accounts, as indicated below.  The following tables identify, as of September 30, 2007 (i) the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed and (ii) the total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
James R. McGlynn	2	$205,432,879	0	NA	4	$67,775,940
Yvonne M. Bishop	2	$201,335,577	0	NA	4	$67,775,940

As of September 30, 2007, none of these accounts had advisory fee arrangements based on the performance of the account.

Compensation

The structure of portfolio managment compensation is consistent based on the level of the employee and consists of: benefits that are available to all salaried employees; a fixed based salary based on industry market compensation surveys; short-term incentive compensation calculated as a percentage of base salary and based on various criteria, including adviser annual profitability compared to its budget and assets under managements, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.) calculated on a dollar-weighted basis among accounts with the same investment objectives; and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other.   The other accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The table below sets forth the value of shares beneficially owned by the portfolio manager in the Portfolio and Funds managed within the Registrant as of September 30, 2007, stated as being within one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range in Everest Fund and Zenith Portfolio
James R. McGlynn	$500,001 - $1,000,000
Yvonne M. Bishop	$10,001 - $50,000

Nasdaq-100 Index Fund

Gary R. Rodmaker and Kevin P. Aug are primarily responsible for the day-to-day management of the Nasdaq-100 Index Fund.

Other Accounts Managed

Mr. Rodmaker and Mr. Aug also manages other registered investment companies, other pooled investment vehicles and other accounts, as indicated below.  The following tables identify, as of September 30, 2007 (i) the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed and (ii) the total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Gary R. Rodmaker	14	$901,199,603	0	NA	8	$2,736,911,196
Kevin P. Aug	6	$751,350,299	0	NA	4	$195,585,886

As of September 30, 2007, none of these accounts had advisory fee arrangements based on the performance of the account.

Compensation

The structure of portfolio managment compensation is consistent based on the level of the employee and consists of: benefits that are available to all salaried employees; a fixed based salary based on industry market compensation surveys; short-term incentive compensation calculated as a percentage of base salary and based on various criteria, including adviser annual profitability compared to its budget and assets under managements, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.) calculated on a dollar-weighted basis among accounts with the same investment objectives; and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund.  The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Fund and another account.  The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The table below sets forth the value of shares beneficially owned by the portfolio managers in the Portfolios as of September 30, 2007 stated as being within one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range in Nasdaq-100 Fund and Portfolio
Gary R. Rodmaker	$1 - $10,000
Kevin P. Aug	$1 - $10,000

Bond Fund

Gary R. Rodmaker, Michael J. Schultz and D. Scott Keller are primarily responsible for the day-to-day management of the Bond Fund.

Other Accounts Managed

Mr. Rodmaker, Mr. Schultz and Mr. Keller also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below.  The following tables identify, as of September 30, 2007 (i) the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed and (ii) the total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Gary R. Rodmaker	14	$832,802,012	0	NA	8	$2,736,911,196
Michael J. Schultz	7	$60,076,888	0	NA	7	$2,141,660,072
D. Scott Keller	6	$32,797,120	0	NA	5	$2,541,325,310

As of September 30, 2007, none of these accounts had advisory fee arrangements based on the performance of the account.

Compensation

The structure of portfolio managment compensation is consistent based on the level of the employee and consists of: benefits that are available to all salaried employees; a fixed based salary based on industry market compensation surveys; short-term incentive compensation calculated as a percentage of base salary and based on various criteria, including adviser annual profitability compared to its budget and assets under managements, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.) calculated on a dollar-weighted basis among accounts with the same investment objectives; and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other.   The other accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund.  The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Fund and another account.  The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The table below sets forth the value of shares beneficially owned by the portfolio manager in the Portfolio and Funds managed within the Registrant as of September 30, 2007, stated as being within one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range in Bond Fund and Bond Portfolio
Gary R. Rodmaker	$10,001 - $50,000
Michael J. Schultz	None
D. Scott Keller	None

Short-term Government Fund

Michael J. Schultz is primarily responsible for the day-to-day management of the Short-term Government Fund.

Other Accounts Managed

Mr. Schultz also manages other registered investment companies, other pooled investment vehicles and other accounts, as indicated below.  The following tables identify, as of September 30, 2007 (i) the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed and (ii) the total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Michael J. Schultz	7	$125,324,702	0	NA	7	$2,141,660,072

As of September 30, 2007, none of these accounts had advisory fee arrangements based on the performance of the account.

Compensation

The structure of portfolio managment compensation is consistent based on the level of the employee and consists of: benefits that are available to all salaried employees; a fixed based salary based on industry market compensation surveys; short-term incentive compensation calculated as a percentage of base salary and based on various criteria, including adviser annual profitability compared to its budget and assets under managements, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.) calculated on a dollar-weighted basis among accounts with the same investment objectives; and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other.   The other accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund.  The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Fund and another account.  The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The table below sets forth the value of shares beneficially owned by the portfolio manager in the Portfolio and Funds managed within the Registrant as of September 30, 2007, stated as being within one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range in Short-term Government Fund
Michael J. Schultz	None

High Yield Bond Fund

Gary R. Rodmaker is primarily responsible for the day-to-day management of the High Yield Bond Fund.

Other Accounts Managed

Mr. Rodmaker also manages other registered investment companies, other pooled investment vehicles and other accounts, as indicated below.  The following tables identify, as of September 30, 2007 (i) the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed and (ii) the total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Gary R. Rodmaker	14	$900,804,992	0	NA	8	$2,736,911,196

As of September 30, 2007, none of these accounts had advisory fee arrangements based on the performance of the account.

SAI - 69

Compensation

The structure of portfolio managment compensation is consistent based on the level of the employee and consists of: benefits that are available to all salaried employees; a fixed based salary based on industry market compensation surveys; short-term incentive compensation calculated as a percentage of base salary and based on various criteria, including adviser annual profitability compared to its budget and assets under managements, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.) calculated on a dollar-weighted basis among accounts with the same investment objectives; and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund on the one hand, and the management of other registered investment companies and other accounts (collectively, "other accounts") on the other.   The other accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund.  The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by the Fund and another account.  The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The table below sets forth the value of shares beneficially owned by the portfolio manager in the Portfolio and Funds managed within the Registrant as of September 30, 2007, stated as being within one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range in High Yield Bond Fund
Gary R. Rodmaker	$100,001 - $500,000

Large Cap Growth Fund

John N. Thompson is primarily responsible for the day-to-day management of the Large Cap Growth Fund.

Mr. Thompson also is primarily responsible for the day-to-day management of other registered investment companies and other accounts, as indicated below.  The following tables identify, as of September 30, 2007 (i) the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed and (ii) the total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

SAI - 70

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
John N. Thompson	0	NA	0	NA	4	$243,951,014

As of September 30, 2007, none of these accounts had advisory fee arrangements based on the performance of the account.

Compensation

The structure of portfolio managment compensation is consistent based on the level of the employee and consists of: benefits that are available to all salaried employees; a fixed based salary based on industry market compensation surveys; short-term incentive compensation calculated as a percentage of base salary and based on various criteria, including adviser annual profitability compared to its budget and assets under managements, personal performance criteria and specific client performance measures (such as pre-tax total return, peer rankings, etc.) calculated on a dollar-weighted basis among accounts with the same investment objectives; and a long-term incentive compensation plan based on the performance of the Adviser and its parent.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of the Fund on the one hand, and the management of other accounts on the other.  The other accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades.  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Fund.  Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund's trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities.  A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Ownership of Fund Shares

The table below sets forth the value of shares beneficially owned by the portfolio manager in the Portfolio and Funds managed within the Registrant as of September 30, 2007, stated as being within one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range in Large Cap Growth Fund
John N. Thompson	$10,001 - $50,000

DETERMINATION OF NET ASSET VALUE

The per share NAV of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.  The public offering price for each Fund is its NAV per share plus, in the case of Class A shares, the applicable sales charge.  As described in the Prospectus, the net asset value of shares of the Fund is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), on days during which there are purchases or redemptions of Fund shares, except: (i) when the New York Stock Exchange is closed (currently New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day); and (ii) any day on which changes in the value of the Fund securities of the Fund will not materially affect the current net asset value of the shares of a Fund.

Securities held by the Funds, except for money market instruments maturing in 60 days or less, will be valued as follows:  Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on exchange), or listed on the Nasdaq National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices.  Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price.  Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the New York Stock Exchange.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.  Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

Generally, trading in foreign securities, corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE.  The values of such securities used in computing the NAV of each Fund's shares generally are determined at such times.  Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE.  If events affecting the value of securities occur during such a period, and a Fund's NAV is materially affected by such changes in the value of the securities, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board.

PURCHASE AND REDEMPTION OF SHARES

The Fund offers two classes of shares to Union Central and its exempt separate accounts, as well as to other investors:  Class A and Class I.  The Nasdaq-100 Index Fund and the Money Market Fund are available in Class I shares only, which are offered without a sales charge to institutional investors and other investors meeting an account minimum.  The Everest Fund, Large Cap Growth Fund, Bond Fund, Short-term Government Fund and High Yield Bond Fund are each available in Class A and Class I shares.  The Class A and Class I shares of a Fund represent an identical interest in the investment portfolio of that respective Fund, and have the same rights, except that Class A shares are subject to an initial sales charge and bear the expenses of Rule 12b-1 plan fees, as explained in the Prospectus.  The Rule 12b-1 plan fees that are imposed on Class A shares are imposed directly against Class A shares and not against all assets of the Fund.  Accordingly, such fees do not affect the net asset value of the Class I shares.

Shareholders purchase shares at the public offering price (in the case of Class A shares, generally net asset value plus the initial sales charge) and redeem shares at the net asset value next determined after receipt and acceptance of a purchase order or receipt of a redemption request.  The public offering price is effective for orders received by the Funds or their agents, which currently include dealers and their authorized representatives, prior to the time of determination of the net asset value.  Dealers are responsible for promptly transmitting purchase and redemption orders to the Distributor.  For Class A shares of the Fund, the excess of the offering price over the net amount invested is distributed to the Fund's Distributor as a concession; and the Distributor may then re-allow some or all of the sales concessions to intermediaries selling shares of the Funds.

Dividends paid by the Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that shareholder services fees in relation to Class A shares of a respective Fund are borne exclusively by that class.

Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption.  The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Fund securities or determination of the net asset value of a Fund is not reasonably practicable; and the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

DIVIDENDS AND TAXES

It is each Fund's policy to pay dividends from net investment income as from time to time declared by the Board of Directors, and to distribute realized capital gains (if any) in excess of any capital losses and capital loss carryovers, at least once a year.  Because the value of a share is based directly on the amount of the net assets rather than on the principle of supply and demand, any distribution of capital gains or payment of an income dividend will result in a decrease in the value of a share equal to the amount paid. All such dividends and distributions are automatically reinvested on the payable date in shares of the Funds at NAV as of the record date (reduced by an amount equal to the amount of the dividend or distribution), unless the Transfer Agent is previously notified in writing by the shareholder that such dividends or distributions are to be received in cash.  A shareholder who elected not to reinvest dividends or distributions paid with respect to Class A shares may, at any time within 30 days after the payment date, reinvest a dividend check without imposition of a sales charge if so indicated on the purchase request.

The following summarizes certain federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. The discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income derived from interest in a qualified publicly held partnership, or other income derived with respect to its business of investing in such stock, securities, or currencies ("Qualifying Income Test"); (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), of two or more issuers which the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses or of one or more qualified publicly held partnerships; and (iii) distribute at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest each taxable year.

The Treasury Department is authorized to promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.

Certain requirements relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions.

A Fund qualifying as a regulated investment company generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains.

Generally, regulated investment companies, like the Fund, must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. Generally, to avoid the tax, a regulated investment company must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution is treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

The excess of net long-term capital gains over short-term capital losses realized and distributed by the Funds or reinvested in Fund shares will generally be taxable to shareholders as long-term gain. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Advice as to the tax status of each year's dividends and distributions will be mailed annually. A purchase of shares shortly before payment of a dividend or distribution is disadvantageous because the dividend or distribution to the purchaser has the effect of reducing the per share NAV of the shares by the amount of the dividends or distributions. In addition, all or a portion of such dividends or distributions (although in effect a return of capital) may be taxable.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers or to foreign shareholders. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from income derived from interest on bonds and other debt instruments will not generally qualify for the lower rates.

For federal income tax purposes, generally dividends paid by some mutual funds may qualify for the corporate stockholder's dividends received deduction to the extent the fund designates amounts distributed as qualified dividends.

Generally, gain or loss realized upon the sale or redemption of shares (including the exchange of shares for shares of another fund) will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be taxable to shareholders as long-term capital gains if the shares had been held for more than one year at the time of sale or redemption. Net capital gains on shares held for less than one year will be taxable to shareholders as ordinary income. Investors should be aware that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to the shareholder with respect to such shares. In addition, any loss realized on a sale or exchange of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days, beginning 30 days before and ending 30 days after the date the shares are disposed of, such as pursuant to the reinvestment of dividends. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Under certain circumstances, the sales charge incurred in acquiring Class A shares of the Funds may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies in circumstances when shares of the Fund are exchanged within 90 days after the date they were purchased and new shares in a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as an amount paid for the new shares.

Each Series of Summit Mutual Fund will be treated separately in determining the amounts of income and capital gains distributions. For this purpose, each Fund will reflect only the income and gains, net of losses of that Fund.

Options, Futures and Forward Contracts and Swap Agreements.  Certain options, futures contracts, and forward contracts in which a Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Original Issue Discount.  Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes.

Constructive Sales.  These rules may affect timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Other Taxes.  The foregoing discussion is general in nature and is not intended to provide an exhaustive presentation of the tax consequences of investing in the Funds. Distributions may also be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Depending upon the nature and extent of a Fund's contacts with a state or local jurisdiction, the Fund may be subject to the tax laws of such jurisdiction if it is regarded under applicable law as doing business in, or as having income derived from, the jurisdiction.

FUND TRANSACTIONS AND BROKERAGE

The Adviser is primarily responsible for the investment decisions of each Fund, including decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, the placing of investment transactions, and the negotiation of brokerage commissions, if any.  No Fund has any obligation to deal with any dealer or group of dealers in the execution of transactions in Fund securities.  In placing orders, it is the policy of the Funds to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction, and difficulty of execution.  While the Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

If the securities in which a particular Fund of Summit Mutual Funds invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere.  Such dealers usually act as principals for their own account.  On occasion, securities may be purchased directly from the issuer.  Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.  The cost of Fund securities transactions of each Fund will consist primarily of brokerage commission or dealer or underwriter spreads.

While the Adviser seeks to obtain the most favorable net results in effecting transactions in the Fund securities, brokers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds.  Such supplemental research service ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector.  If, in the judgment of the Adviser, the Funds will be benefited by such supplemental research services, the Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction.  Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its Investment Advisory Agreement.  The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.  In some cases, the Adviser may use such supplemental research in providing investment advice to its other advisory accounts.

During the fiscal year ended September 30, 2007, 95% of Summit Mutual Funds' total brokerage was allocated to brokers who furnish statistical data or research information.  Brokerage commissions paid during the fiscal years ended September 30, 2007, 2006 and 2005 were $151,377, $130,815 and $129,557, respectively.

DISTRIBUTOR

Quasar Distributors, LLC ("the "Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds' distributor or principal underwriter pursuant to a Distribution Agreement with Summit Mutual Funds dated October 1, 2004.  The Distributor is registered as a broker-dealer under the 1934 Act and is a member of the FINRA.  The offering of Fund shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature.

The Class A Funds pay the Distributor a fee, not exceeding, on an annual basis, 0.25% of the average daily net assets attributable to their Class A shares ("12b-1 fee"), for (a) payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions ("Participating Organizations") for distribution assistance and/or shareholder services provided to holders of Class A shares of a Fund pursuant to an agreement between the Distributor and the Participating Organization (including, but not limited to, distributing sales literature; answering routine shareholder inquiries about the Company or Class A shares; assisting shareholders in changing dividend options, account designation and address, and in enrolling into any of several retirement plans offered in connection with the purchase of Class A shares of a Fund; assisting in the establishment and maintenance of customer accounts and records and in the purchase and redemption transactions; investing dividends and capital gains distributions automatically in Class A shares; and providing such other information and services as the Company or the shareholder may reasonably request); or (b) reimbursement of expenses incurred by a Participating Organization pursuant to an agreement in connection with distribution assistance and/or shareholder service, including, but not limited to, the reimbursement of expenses relating to printing and distributing prospectuses to persons other than holders of Class A shares, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class A shares, and personnel and communication equipment used in servicing shareholder accounts and prospective shareholder inquiries.  For purposes of the Plan, a Participating Organization may include the Distributor or any of its affiliates or subsidiaries.  It is anticipated that the Plan will benefit the Class A shareholders of the Funds by, among other ways:  making the Class A shares a more attractive investment alternative in a competitive marketplace, which may result in increased assets to the benefit the Funds and their investors by increasing investment opportunities and diversification and reducing per share operating expenses; increasing the number of distribution channels for Class A shares; and providing incentive to Participating Organizations to incur promotional expenses on behalf of the Funds, which may assist in asset growth.

Pursuant to Rule 12b-1 under the 1940 Act, the Plan that has been approved by the Board of Directors of the Fund, including a majority of Directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or any related agreements.  The Board of Directors of the Fund shall review, at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.

The 12b-1 Plan may be terminated at any time with respect to a Fund's Class A shares by vote of a majority of the Independent Directors, or by a vote of a majority of the outstanding Class A shares of that Fund.  The Plan may be amended by vote of the Directors, including a majority of the Independent Directors.  Any amendment of the Plan that would materially increase the distribution expenses of a Fund's Class A shares requires approval by the Class A shareholders of that respective Fund.

For the fiscal year ended September 30, 2007, distribution and other expenses paid for pursuant to the Funds' Class A 12b-1 plan were:

	Compensation to Underwriters	Compensation to Sales Personnel
Everest Fund	$12,658	$12,658
Nasdaq-100 Index Fund	$653	$653
All Other Class A Funds	$124	$124

Dealer Reallowances

Summit Mutual Funds sells shares directly and through broker-dealers and other authorized financial intermediaries.  When you buy shares, the Funds receive the entire net asset value of the shares you purchase, and the Distributor keeps the sales charge.  Consistent with the sales charge schedule set forth in the prospectus, the Distributor "reallows" a portion of the sales charge to dealers and other intermediaries in accordance with the following schedule:

Dealer Reallowance as % of Offering Price Everest Fund
Investments in the Everest Fund*	Offering Price	Net Amount Invested	Percentage Reallowable to Dealers
Less than $25,000	5.75%	6.10%	5.00%
$25,000-$49,999	5.00%	5.26%	4.25%
$50,000-$99,999	4.50%	4.71%	3.75%
$100,000-$249,999	3.50%	3.63%	2.75%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

* Prior To February 1, 2007, investments less than $100,000 were subject to a 5.75% sales charge.

Dealer Reallowance as % of Offering Price Large Cap Growth Fund
Investments in the Large Cap Growth Fund	Offering Price	Net Amount Invested	Percentage Reallowable to Dealers
Less than $25,000	5.75%	6.10%	5.00%
$25,000-$49,999	5.00%	5.26%	4.25%
$50,000-$99,999	4.50%	4.71%	3.75%
$100,000-$249,999	3.50%	3.63%	2.75%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

Dealer Reallowance as % of Offering Price Bond Fund
Investments in the Bond Fund	Offering Price	Net Amount Invested	Percentage Reallowable to Dealers
Less than $25,000	4.25%	4.44%	3.50%
$25,000-$49,999	4.00%	4.17%	3.25%
$50,000-$99,999	3.75%	3.90%	3.00%
$100,000-$249,999	3.50%	3.63%	2.75%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$749,999	2.00%	2.04%	1.60%
$750,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

Dealer Reallowance as % of Offering Price Short-term Government Fund
Investments in the Short-term Government Fund	Offering Price	Net Amount Invested	Percentage Reallowable to Dealers
Less than $25,000	3.00%	3.09%	2.40%
$25,000-$49,999	2.75%	2.83%	2.15%
$50,000-$99,999	2.50%	2.56%	2.00%
$100,000-$249,999	2.25%	2.30%	1.75%
$250,000-$499,999	2.00%	2.04%	1.60%
$500,000-$749,999	1.75%	1.78%	1.35%
$750,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

Dealer Reallowance as % of Offering Price High Yield Bond Fund
Investments in the High Yield Bond Fund	Offering Price	Net Amount Invested	Percentage Reallowable to Dealers
Less than $25,000	4.25%	4.44%	3.50%
$25,000-$49,999	4.00%	4.17%	3.25%
$50,000-$99,999	3.75%	3.90%	3.00%
$100,000-$249,999	3.50%	3.63%	2.75%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$749,999	2.00%	2.04%	1.60%
$750,000-$999,999	1.50%	1.52%	1.20%
Over $1,000,000	None	None	None

From time to time, the Distributor may enter into agreements under which the dealer reallowance is less than the amounts indicated, in which case the Distributor will benefit to the extent of the reduction in dealer reallowance.

To the extent permitted by applicable laws and regulations, including the rules of the FINRA, Inc., the Distributor may compensate broker-dealers via non-cash compensation, such as prizes, merchandise, and attendance at seminars (including lodging and travel expenses).

PERFORMANCE INFORMATION

The Funds may, from time to time, include performance information in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements or sales literature may be expressed as average annual total return.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Funds over periods of 1, 5 and 10 years (or up to the life of the Fund since inception), calculated pursuant to the following formula:

P(1 + T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

All total return figures will reflect the deduction of the maximum initial sales load of 5.75% in the case of quotations of performance of Class A shares, or reflect the performance of Class I shares and a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of average annual total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Such quotations for the Funds will vary based on changes in market conditions and the level of the Funds' expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

The Funds may also quote after-tax total returns and tax efficiency. After-tax returns show the Funds' annualized after-tax total returns for the time period specified. After-tax returns with redemptions show the Funds' annualized after-tax total return for the time period specified plus the tax effects of selling your shares of the Funds at the end of the period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are ignored.

Tax Efficiency is derived by dividing after-tax returns by pretax returns. The highest possible score would be 100%, which would apply to a Fund that had no taxable distributions. Because many interrelated factors affect tax efficiency, it is difficult to predict tax efficiency.

Actual after-tax returns depend on a shareholder's tax situation and may differ from those advertised by the Funds. After-tax returns reflect past tax effects and are not predictive of future tax effects.

Quotations of average annual total return (after taxes on distributions) will be calculated pursuant to the following formula:

P(1+T)n =ATRD

Where P= hypothetical initial payment of $1,000, T= average annual total return (after taxes on distributions), n= number of years, ATRD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods (or life of the Fund since inception) at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

Quotations of average annual total return (after taxes on distributions and redemptions) will be calculated pursuant to the following formula:

P(1+T)n =ATRDR

Where P= hypothetical initial payment of $1,000, T= average annual total return (after taxes on distributions and redemptions, n= number of years, ATRDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year periods (or life of the Fund since inception) at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

Quotations of average annual total return will reflect only the performance of a hypothetical investment during the particular time period shown. Such quotations will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.  After-tax returns are shown only for Class I and after-tax returns for Class A shares will vary.

PROXY VOTING PROCEDURES

Attached as Appendix B is a copy of the Fund's Proxy voting procedures

GENERAL INFORMATION

Capital Stock

Summit Mutual Funds is a mutual fund.  Its board of directors is responsible for supervising its business affairs and investments, which are managed on a daily basis by the Adviser.  Summit Mutual Funds was incorporated under the laws of the State of Maryland on January 30, 1984.    Shares (including fractional shares) of each fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that fund. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights.

The authorized capital stock of Summit Mutual Funds consists of 1, 130,000,000 shares of common stock, par value ten cents ($0.10) per share.  The shares of the authorized capital stock are currently divided into the following classes:

Fund

Authorized Capital Stock

Summit Pinnacle Series

Zenith Portfolio	40,000,000 shares
Bond Portfolio	30,000,000 shares
Capital Portfolio*	30,000,000 shares
S&P 500 Index Portfolio	30,000,000 shares
Micro-Cap Portfolio*	20,000,000 shares
S&P MidCap 400 Index Portfolio Class I	20,000,000 shares
Balanced Index Portfolio	20,000,000 shares
Lehman Aggregate Bond Index Portfolio	20,000,000 shares
Russell 2000 Small Cap Index Portfolio Class I	20,000,000 shares
Nasdaq-100 Index Portfolio	20,000,000 shares
EAFE International Index Portfolio Class I	20,000,000 shares
Russell 2000 Small Cap Index Portfolio Class F	20,000,000 shares
Inflation Protected Plus Portfolio	20,000,000 shares
Lifestyle ETF Market Strategy Target Portfolio	20,000,000 shares
Lifestyle ETF Market Strategy Conservative Portfolio	20,000,000 shares
Lifestyle ETF Market Strategy Aggressive Portfolio	20,000,000 shares
Natural Resources ETF Portfolio	20,000,000 shares
S&P MidCap 400 Index Portfolio Class F	20,000,000 shares
EAFE International Index Portfolio Class F	20,000,000 shares

Summit Apex Series

Money Market Fund	200,000,000 shares
S&P 500 Index Fund*	20,000,000 shares
S&P MidCap 400 Index Fund*	20,000,000 shares
Russell 2000 Small Cap Index Fund*	20,000,000 shares
Balanced Index Fund*	20,000,000 shares
Nasdaq-100 Index Fund Class I	20,000,000 shares
Lehman Aggregate Bond Index Fund*	20,000,000 shares
Micro-Cap Fund*	20,000,000 shares
Bond Fund Class I	20,000,000 shares
Everest Fund Class I	20,000,000 shares
Total Stakeholder Impact Fund*	20,000,000 shares
Short-term Government Fund Class I	20,000,000 shares
High Yield Bond Fund Class I	20,000,000 shares
Emerging Markets Bond Fund*	20,000,000 shares
EAFE International Index Fund*	20,000,000 shares
Nasdaq-100 Index Fund Class F	20,000,000 shares
Total Stakeholder Impact Fund Class F*	20,000,000 shares
Everest Fund Class F	20,000,000 shares
Nasdaq-100 Index Fund Class A*	20,000,000 shares
Total Stakeholder Impact Fund Class A*	20,000,000 shares
Everest Fund Class A	20,000,000 shares
Large Cap Growth Fund Class A	20,000,000 shares
Large Cap Growth Fund Class I	20,000,000 shares
Bond Fund Class A	20,000,000 shares
Short-term Government Fund Class A	20,000,000 shares
High Yield Bond Fund Class A	20,000,000 shares

* No longer offered to shareholders.

The Board of Directors may change the designation of any Fund and may increase or decrease the number of authorized shares of any Fund, but may not decrease the number of authorized shares of any Fund below the number of shares then outstanding.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in net assets of such Fund remaining after satisfaction of outstanding liabilities.

Voting Rights

In accordance with an amendment to the Maryland General Corporation Law, the Board of Directors of Summit Mutual Funds has adopted an amendment to its Bylaws providing that unless otherwise required by the Investment Company Act of 1940, Summit Mutual Funds shall not be required to hold an annual shareholder meeting unless the Board of Directors determines to hold an annual meeting.  Summit Mutual Funds intends to hold shareholder meetings only when required by law and such other times as may be deemed appropriate by its Board of Directors.

All shares of common stock have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Fund, only shares of the respective Fund are entitled to vote.  The shares do not have cumulative voting rights.  Accordingly, the holders of more than 50% of the shares of Summit Mutual Funds voting for the election of directors can elect all of the directors of Summit Mutual Funds if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

Matters in which the interests of all Funds are substantially identical (such as the election of directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Funds.  Matters that affect all Funds but where the interests of the Funds are not substantially identical (such as approval of the Investment Advisory Agreement) would be voted on separately by each Fund.  Matters affecting only one Fund, such as a change in its fundamental policies, are voted on separately by that Fund.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting securities of that Fund votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting securities of Summit Mutual Funds.

The phrase "a majority of the outstanding voting securities" of a Fund (or of Summit Mutual Funds) means the vote of the lesser of: (1) 67% of the shares of the Fund (or Summit Mutual Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or Summit Mutual Funds).

At a shareholders' meeting on November 9, 2001, the shareholders approved an amendment to the Funds' articles of incorporation whereby the Board is permitted, without further shareholder approval, to effect, from time to time, a stock split or reverse stock split for any or all of the Portfolios that could affect relative voting power of shares in matters requiring a company-wide vote.  On November 9, 2001, the Board of Directors authorized a 1-for-5 reverse stock split for all of the Funds except the Money Market Fund.  The effective date of the reverse stock split was February 19, 2002.

It is anticipated that Union Central will have voting control of the Fund.  With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Fund's fundamental investment objectives and policies, etc.) regardless of the views of shareholders or Contract Owners.  However, under current interpretations of presently applicable law, Contract Owners of variable insurance products that select Summit Funds within a registered separate account are entitled to give voting instructions with respect to Fund shares held in registered separate accounts and therefore all Contract Owners would receive advance notice before any such changes could be made.

Additional Information

This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which Summit Mutual Funds has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

FINANCIAL STATEMENTS AND

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

This Statement of Additional Information incorporates by reference the Summit Apex Series financial statements dated September 30, 2007, including notes thereto and the independent registered public accounting firm's report thereon, from the Summit Mutual Funds annual report dated September 30, 2007. The financial statements of Summit Mutual Funds for the fiscal year ended September 30, 2007 have been audited by Deloitte & Touche LLP, 111 S. Wacker Drive, Chicago, Illinois 60606, which provides auditing services to the Funds.

SAI - 71

APPENDIX A:  NASDAQ DISCLAIMER

A-1

NASDAQ

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. ("Nasdaq") and have been licensed for use for certain purposes by Summit Mutual Funds and the Nasdaq 100 Index Fund. The Nasdaq 100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds.  Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq 100 Index Fund.  Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

A-1

APPENDIX B:  PROXY VOTING PROCEDURES

SUMMIT MUTUAL FUNDS, INC.

ISS Governance Services

Concise Summary of 2008 U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2008

Updated Dec. 21, 2007

1. Auditors

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•

An auditor has a financial interest in or association with the company, and is therefore not independent;

•

There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•

Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•

Fees for non-audit services (“other” fees) are excessive.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•

The tenure of the audit firm;

•

The length of rotation specified in the proposal;

•

Any significant audit-related issues at the company;

•

The number of audit committee meetings held each year;

•

The number of financial experts serving on the committee; and

•

Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse;

•

Sit on more than six public company boards;

•

Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•

The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•

The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

•

The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•

The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS’ “Performance Test for Directors” policy;

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election--any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:

•

The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•

The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•

The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

•

The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the audit committee if:

•

The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•

Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the compensation committee if:

•

There is a negative correlation between the chief executive’s pay and company performance;

•

The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

•

The company fails to submit one-time transfers of stock options to a shareholder vote;

•

The company fails to fulfill the terms of a burn-rate commitment made to shareholders;

•

The company has backdated options (see “Options Backdating” policy);

•

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:

•

The company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

o

presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

o

serves as liaison between the chairman and the independent directors;

o

approves information sent to the board;

o

approves meeting agendas for the board;

o

approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

o

has the authority to call meetings of the independent directors;

o

if requested by major shareholders, ensures that he is available for consultation and direct communication;

•

The company publicly discloses a comparison of the duties of its independent lead director and its chairman;

•

The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;

•

Two-thirds independent board;

•

All independent key committees;

•

Established governance guidelines;

•

The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and

•

The company does not have any problematic governance issues.

Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

* The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carveout for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

•

The ownership threshold proposed in the resolution;

•

The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•

Long-term financial performance of the target company relative to its industry;

•

Management’s track record;

•

Background to the proxy contest;

•

Qualifications of director nominees (both slates);

•

Strategic plan of dissident slate and quality of critique against management;

•

Likelihood that the proposed goals and objectives can be achieved (both slates);

•

Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•

The election of fewer than 50 percent of the directors to be elected is contested in the election;

•

One or more of the dissident’s candidates is elected;

•

Shareholders are not permitted to cumulate their votes for directors; and

•

The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•

Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•

No lower than a 20 percent trigger, flip-in or flip-over;

•

A term of no more than three years;

•

No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•

Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including:

•

The reasons for reincorporating;

•

A comparison of the governance provisions;

•

Comparative economic benefits; and

•

A comparison of the jurisdictional laws.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

•

Rationale;

•

Good performance with respect to peers and index on a five-year total shareholder return basis;

•

Absence of non-shareholder approved poison pill;

•

Reasonable equity compensation burn rate;

•

No non-shareholder approved pay plans; and

•

Absence of egregious equity compensation practices.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

•

It is intended for financing purposes with minimal or no dilution to current shareholders;

•

It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•

The total cost of the company’s equity plans is unreasonable;

•

The plan expressly permits the repricing of stock options without prior shareholder approval;

•

There is a disconnect between CEO pay and the company’s performance;

•

The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or

•

The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices:

•

Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);

•

Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);

•

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);

•

Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;

•

New CEO with overly generous new hire package (e.g., excessive “make whole” provisions);

•

Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay;

•

Severance paid for a “performance termination,” (i.e., due to the executive’s failure to perform job functions at the appropriate level);

•

Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);

•

Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;

•

Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);

•

Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);

•

Other excessive compensation payouts or poor pay practices at the company.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•

Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•

Vesting schedule or mandatory holding/deferral period:

o

A minimum vesting of three years for stock options or restricted stock; or

o

Deferred stock payable at the end of a three-year deferral period.

•

Mix between cash and equity:

o

A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or

o

If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•

No retirement/benefits and perquisites provided to non-employee directors; and

•

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans--Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•

Purchase price is at least 85 percent of fair market value;

•

Offering period is 27 months or less; and

•

The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•

Purchase price is less than 85 percent of fair market value; or

•

Offering period is greater than 27 months; or

•

The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•

Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•

Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•

Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•

No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Options Backdating

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

•

Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);

•

Length of time of options backdating;

•

Size of restatement due to options backdating;

•

Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•

Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:

•

Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•

Rationale for the re-pricing--was the stock price decline beyond management's control?

•

Is this a value-for-value exchange?

•

Are surrendered stock options added back to the plan reserve?

•

Option vesting--does the new option vest immediately or is there a black-out period?

•

Term of the option--the term should remain the same as that of the replaced option;

•

Exercise price--should be set at fair market or a premium to market;

•

Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•

Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•

There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•

Eligibility;

•

Vesting;

•

Bid-price;

•

Term of options;

•

Transfer value to third-party financial institution, employees and the company.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material actors provided to understand the Summary Compensation Table.

Compensation Consultants--Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's compensation plan for senior executives. The proposal should have the following principles:

•

Sets compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

•

Delivers a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•

Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•

What aspects of the company’s annual and long-term equity incentive programs are performance-driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•

Can shareholders assess the correlation between pay and performance based on the current disclosure?

•

What type of industry and stage of business cycle does the company belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•

Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;

•

Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;

•

Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;

•

Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;

•

An executive may not trade in company stock outside the 10b5-1 Plan.

•

Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:

•

If the company has adopted a formal recoupment bonus policy; or

•

If the company has chronic restatement history or material financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•

The triggering mechanism should be beyond the control of management;

•

The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

9. Corporate Social Responsibility (CSR) Issues

Consumer Lending

Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:

•

Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;

•

Whether the company has adequately disclosed the financial risks of the lending products in question;

•

Whether the company has been subject to violations of lending laws or serious lending controversies;

•

Peer companies’ policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

•

The existing level of disclosure on pricing policies;

•

Deviation from established industry pricing norms;

•

The company’s existing initiatives to provide its products to needy consumers;

•

Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:

•

The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;

•

The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•

The company has not been recently involved in relevant significant controversies or violations.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:

•

Current regulations in the markets in which the company operates;

•

Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

•

The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

•

The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

•

The company’s level of disclosure is comparable to or better than information provided by industry peers; and

•

There are no significant fines, penalties, or litigation associated with the company’s environmental performance.

Greenhouse Gas Emissions

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•

The company is in compliance with laws governing corporate political activities; and

•

The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions and trade association spending, considering:

•

Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct;  and/or a diversity report; or

The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

A-1

PART C

OTHER INFORMATION

A-1

SUMMIT MUTUAL FUNDS, INC.

PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to Registrant’s Registration Statement on Form N-1A (Registration No. 2-90309)

(a)

Articles of Incorporation of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3, 1984)

(b)

By-laws of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3, 1984)

(c)

See (a) above

(d)

(1)

Amendment and Restatement of Investment Advisory Agreement - previously filed

(Post-Effective Amendment No. 33 - November 30, 2001)

(2)

Amendment to Attachment A to Investment Advisory Agreement – previously filed (Post-Effective Amendment No. 60 – September 26, 2007)

(e)

Distribution Agreement with Quasar Distributors, LLC – previously filed (Post-

Effective Amendment No. 44 – February 1, 2005)

(f)

Not Applicable

(g)

(1)

Custody Agreement – previously filed (Post-Effective Amendment No. 43 – September 30, 2004)

(2)

Portfolio Accounting Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)

(h)

(1)

Transfer Agency Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)

(2)

Service Agreement - previously filed (Post-Effective Amendment No. 9 - May 1, 1992)

(3)

Administrative Services Agreement - previously filed (Post-Effective Amendment No. 33 - November 30, 2001)

(i)

Opinion and consent of counsel - previously filed (Pre-Effective Amendment No. 1 - July 2 , 1984)

(j)

Consent of Deloitte & Touche, LLC – filed herewith

(k)

Not Applicable

(l)

Letter regarding initial capital - previously filed (Pre-Effective Amendment No. 1 - July 2, 1984)

(m)

Distribution and Shareholder Service Plan – previously filed (Post-Effective Amendment No. 60 – September 26, 2007)

(n)

Multiple Class Plan – previously filed (Post-Effective Amendment No. 60 – September 26, 2007)

(o)

Not Applicable

(p)

Code of Ethics for Summit Mutual Funds, Inc. and Summit Investment Partners, Inc.

(previously filed (Post-Effective Amendment No. 50 – May 2, 2006)) and for Quasar

Distributors, LLC (previously filed (Post-Effective Amendment No. 57 – February 1, 2007))

Item 24.  Persons Controlled by or Under Common Control with Registrant

The Union Central Life Insurance Company ("Union Central") provided the initial investment in Summit Mutual Funds, Inc.  Union Central votes the shares of the Fund held with respect to registered variable contracts in accordance with instructions received from such variable contract owners. Shares of the Fund held in unregistered separate accounts and in its general assets are voted by Union Central in its discretion.

Set forth below is a chart showing the principal entities within the UNIFI Mutual Holding Company enterprise, of which Union Central is a member company.

UNIFI MUTUAL HOLDING COMPANY, Its Subsidiaries and Affiliates

I.

UNIFI Mutual Holding Company (Nebraska)

II.

Ameritas Holding Company (Nebraska) – 100% owned by UNIFI

A)

Summit Investment Advisors, Inc. (formerly known as Ameritas Investment

Advisors, Inc.) (Nebraska) – 100% owned by Ameritas Holding Company

III.

Ameritas Life Insurance Corp. (Nebraska) – 100% owned by Ameritas Holding

A)

Ameritas Investment Corp. (Nebraska) – 100% owned by Ameritas Life

B)

The Advisors Group, Inc. (Delaware) – 100% owned by Ameritas Life

C)

First Ameritas Life Insurance Corp. of New York (New York) – 100% owned by Ameritas Life

D)

Pathmark Administrators Inc. (Nebraska) – 100% owned by Ameritas Life

E)

Ameritas Charitable Foundation (Nebraska) – controlling interest by Ameritas Life

IV.

Acacia Life Insurance Company (District of Columbia) – 100% owned by Ameritas Holding

A)

Acacia Financial Corporation (Maryland) – 100% owned by Acacia Life

1)

Acacia Federal Savings Bank – 85.21% owned by Acacia Financial and 14.79% owned by Ameritas Life

2)

Acacia Realty Corp. (District of Columbia) – 100% owned by Acacia Financial

3)

Calvert Group, Ltd. (Delaware) – 100% owned by Acacia Financial

a)

Calvert Asset Management Company (Delaware) – 100% owned by Calvert Group

b)

Calvert Administrative Services Company (Delaware) – 100% owned by Calvert Group

c)

Calvert Distributors, Inc. (Delaware) – 100% owned by Calvert Group

d)

Calvert Shareholder Services, Inc. (Delaware) – 100% owned by Calvert Group

B)

The Acacia Foundation (Delaware) – controlling interest by Acacia Life

V.

The Union Central Life Insurance Company (Ohio) – 100% owned by Ameritas Holding

A)

Summit Investment Partners, Inc. (Ohio) - 100% owned by Union Central

B)

PRBA, Inc. (California) - 100% owned by Union Central

1)

PRB Administrators, Inc. (Delaware) - 100% owned by PRBA

C)

Union Central Mortgage Funding, Inc. (Ohio) - 100% owned by Union Central

VI.

Summit Mutual Funds, Inc. (Maryland) - At January 30, 2008, The Union Central Life Insurance Company owned more than 90% of the outstanding shares of Summit Mutual Funds, Inc.

Item 25. Indemnification

See Exhibits (a) and (b).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and other Connections of Investment Adviser

Information regarding the officers and directors of Summit Investment Partners, Inc. ("SIPI") and their business, profession or employment of a substantial nature during the last two years is set forth below.

Name and

Position with

Principal Occupation(s)

Address

the Adviser

During Past Two Years

Steven R.

Director,

Senior Vice President, Union Central; Director,

Sutermeister

President

President and Chief Executive Officer, Summit

and Chief  Group of Mutual Funds

Executive

Officer

Dale D. Johnson

Director

Senior Vice President and Corporate Actuary, Union

Central

William W. Lester

Director

Director, Chairman, President and CEO, Summit

    Investment Advisors, Inc.; Senior Vice President,       Investments, Ameritas Life Insurance Corp., Acacia       Life Insurance Company and The Union Central

Life Insurance Company

Steven J. Valerius

Director

Senior Vice President, Union Central

Gary R. Rodmaker

Vice President

Vice President and Managing Director -

And Managing

Investments, Summit

Director –

Investments

Thomas G. Knipper Chief Compliance

Vice President, Controller, and Chief

Officer

Compliance Officer,

Summit Group of Mutual Funds

Gerald Q. Herbert

Treasurer and

Director of Finance and Accounting,

Controller

Summit

John F. Labmeier

Secretary

Vice President and Secretary, Summit

Group of Mutual Funds; prior thereto,

Vice President, Associate General Counsel and

Assistant Secretary, Union Central

John M. Lucas

Assistant

Second Vice President, Counsel and Secretary,

Secretary

Union Central

The business address of Messrs. Sutermeister, Rodmaker, Knipper, Herbert and Labmeier is 312 Walnut Street, Cincinnati, Ohio 45202.  The business address of Messrs. Johnson, Lucas and Valerius is 1876 Waycross Road, Cincinnati, Ohio 45240.  The business address of Mr. Lester is 390 N. Cotner Boulevard, Lincoln, Nebraska 68505.

Item 27.  Principal Underwriters

(a)

Quasar Distributors, LLC is the principal underwriter for the Apex Funds of Summit Mutual Funds, Inc. To the best of the Registrant's knowledge, Quasar Distributors, LLC also acts as a principal underwriter for the following other investment companies:

AIP Alternative Strategies Funds

Fusion Funds, Inc.

Muhlenkamp (Wexford Trust)

Akros Absolute Return Fund

Geneva Advisors All Cap Growth Fund

Nicholas Funds

Al Frank Funds

Glenmede Fund, Inc.

 Osterweis Funds

Allied Asset Advisors Funds

Glenmede Portfolios

Perkins Capital Management

Alpine Equity Trust

Greenspring Fund

Permanent Portfolio Funds

Alpine Income Trust

Greenville Small Cap Growth Fund

Perritt Opportunities Funds

Alpine Series Trust

Guinness Atkinson Funds

Phocas Financial Funds

American Trust Allegiance Fund

Harding Loevner Funds

PIA Funds

Appleton Group

Hennessy Funds, Inc

PIC Funds

Brandes Investment Trust

Hennessy Mutual Funds, Inc.

Portfolio 21

Brandywine Blue Funds, Inc.             Hester Total Return Fund

Primecap Odyssey Funds

Brazos Mutual Funds

High Pointe Funds

Prospector Funds

Bridges Investment Fund, Inc.

Hodges Fund

Prudent Bear Funds, Inc.

Buffalo Funds

Hotchkis and Wiley Funds

Purisima Funds

Capital Advisors Funds

Huber Funds

Quaker Investment Trust

Chase Funds

Intrepid Capital Management

Rainier Funds

Cookson Peirce

Jacob Internet Fund Inc.

Rigel Capital, LLC

Counterpoint Select Fund

Jensen Portfolio

Rockland Small Cap Growth Fund

Country Funds

Julius Baer Funds

 Seascape Funds

Cullen Funds

Kensington Funds

Snow Fund

Duncan-Hurst Funds

Keystone Mutual Funds

Stephens Management Co.

Edgar Lomax Value Fund

Kiewit Investment Fund L.P.

Summit Funds

Empiric Funds, Inc.

Kirr Marbach Partners Funds, Inc

Teberg Fund

Everest Funds

Leader Short Term Bond Fund

Thompson Plumb (TIM)

Fairholme Fund

LKCM Funds

TIFF Investment Program, Inc.

FFTW Funds, Inc.

Marketfield Fund

Tygh Capital Management

FIMCO Funds

Masters' Select Fund Trust

USA Mutuals Funds

First American Funds, Inc.

Matrix Asset Advisors, Inc.

Villere Fund

First American Investment Funds

McCarthy Fund

Wisconsin Capital Funds, Inc.

First American Strategy Funds, Inc.

Monetta Fund, Inc.

Women's Equity Fund

Fort Pitt Capital Group, Inc.

Monetta Trust

WY Funds

Fund X Funds

             MP63 Fund

(b)

To the best of the Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Position and

Positions and

Name and Principal

Offices with Quasar

Offices

Business Address(1)

Distributors, LLC

with Registrant

James R. Schoenike

President

None

Board Member

Joe D. Redwine

Board Member

None

Robert Kern

Board Member

None

777 East Wisconsin

Milwaukee, WI 53202

Eric W. Falkeis

Board Member

None

777 East Wisconsin

Milwaukee, WI 53202

Susan L. La Fond

Financial Operations

None

Principal

Andrew Strnad

Secretary

None

Teresa Cowan

Assistant Secretary

None

 (1)

Unless otherwise noted, the address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

(c)

The total commissions and other compensation received by Quasar Distributors, LLC, directly or indirectly, from the Funds during the fiscal year ended September 30, 2007 is as follows:

Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation

Quasar Distributors, LLC	0	0	0	$13,435.00

Item 28.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of the Fund, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675.

Item 29.  Management Services

None

Item 30.  Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

A-1

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Summit Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the  31st   day of  January, 2008.

 SUMMIT MUTUAL FUNDS, INC.

(SEAL)

Attest: /s/ John F. Labmeier

By: /s/ Steven R. Sutermeister

 Steven R. Sutermeister, President

Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/s/ Steven R. Sutermeister

President and Director

1/31/2008

Steven R. Sutermeister

(Principal Executive Officer)

/s/ Thomas G. Knipper

Vice President, Controller

1/31/2008

Thomas G. Knipper

and Chief Compliance Officer

(Principal Financial

and Accounting Officer)

*/

Theodore H. Emmerich

Director

1/31/2008

Theodore H. Emmerich

*/

Yvonne L. Gray

Director

1/31/2008

Yvonne L. Gray

*/

Michael K. Keating

Director

1/31/2008

Michael K. Keating

*/

David C. Phillips

Director

1/31/2008

David C. Phillips

*/

Mary W. Sullivan

Director

1/31/2008

Mary W. Sullivan

*/

By John F. Labmeier, pursuant to Power of Attorney previously filed.

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TABLE OF EXHIBITS

(j)

Consent of Deloitte & Touche, LLC

A-1